Schedule of Investments (unaudited) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.2%
Abacus Property Group	54,240	$89,843
Adelaide Brighton Ltd.	56,345	100,707
Afterpay Ltd.(a)	36,046	736,299
AGL Energy Ltd.	115,861	1,286,487
ALS Ltd.	109,754	489,339
Altium Ltd.	26,404	590,341
Alumina Ltd.	588,632	668,630
AMP Ltd.(a)	675,685	632,591
Ansell Ltd.	12,752	238,356
APA Group	231,599	1,655,776
Appen Ltd.	11,724	198,263
ARB Corp. Ltd.	9,719	96,909
Aristocrat Leisure Ltd.	116,431	1,943,036
ASX Ltd.	36,417	1,944,332
Atlas Arteria Ltd.	190,031	777,583
Aurizon Holdings Ltd.	369,922	1,135,862
AusNet Services	413,443	507,527
Australia & New Zealand Banking Group Ltd.	458,410	5,072,046
Bank of Queensland Ltd.	52,679	179,687
Bapcor Ltd.	39,830	128,819
Beach Energy Ltd.	282,948	281,574
Bega Cheese Ltd.	52,328	165,814
Bendigo & Adelaide Bank Ltd.	96,075	411,368
BHP Group Ltd.	483,300	10,236,075
BHP Group PLC	341,570	5,756,878
BlueScope Steel Ltd.	112,914	757,729
Boral Ltd.	147,523	291,682
Brambles Ltd.	279,538	2,027,790
Breville Group Ltd.	10,507	120,794
BWP Trust	54,865	126,798
Caltex Australia Ltd.	40,541	661,432
carsales.com Ltd.	37,914	352,228
Challenger Ltd.	62,713	203,649
Charter Hall Group	71,124	356,221
Charter Hall Long Wale REIT	82,147	240,942
Charter Hall Retail REIT	37,979	78,822
Cleanaway Waste Management Ltd.	434,344	531,763
Coca-Cola Amatil Ltd.	96,123	546,247
Cochlear Ltd.	10,888	1,315,185
Coles Group Ltd.	197,767	2,008,205
Commonwealth Bank of Australia	288,628	11,846,201
Computershare Ltd.	93,421	744,962
Corporate Travel Management Ltd.(b)	10,390	86,390
Credit Corp. Group Ltd.	7,108	77,017
Cromwell Property Group	246,470	126,671
Crown Resorts Ltd.	72,477	469,287
CSL Ltd.	75,834	15,363,239
CSR Ltd.	56,209	137,264
Dexus	200,433	1,202,007
Domino’s Pizza Enterprises Ltd.	6,896	262,085
Downer EDI Ltd.	70,271	191,847
Evolution Mining Ltd.	287,778	962,766
Fortescue Metals Group Ltd.	246,188	1,927,704
GDI Property Group	630,942	431,666
Goodman Group	297,537	2,561,587
GPT Group (The)	332,711	921,404
GrainCorp Ltd., Class A(a)	25,421	58,917
Growthpoint Properties Australia Ltd.	42,554	86,088

Security	Shares	Value

Australia (continued)
Harvey Norman Holdings Ltd.	61,214	$111,414
Healius Ltd.	65,815	111,601
IDP Education Ltd.(a)	16,002	155,681
IGO Ltd.	60,719	188,428
Iluka Resources Ltd.	39,977	201,008
Incitec Pivot Ltd.	399,103	624,490
Insurance Australia Group Ltd.	412,458	1,560,810
InvoCare Ltd.	14,565	98,027
IOOF Holdings Ltd.	41,192	116,504
IPH Ltd.	24,949	120,872
IRESS Ltd.	22,325	165,894
James Hardie Industries PLC	82,269	1,207,575
JB Hi-Fi Ltd.	25,210	580,315
Lendlease Group	116,068	939,233
Link Administration Holdings Ltd.	52,962	131,415
Lynas Corp. Ltd.(a)	65,691	75,049
Macquarie Group Ltd.	55,541	3,732,994
Magellan Financial Group Ltd.	25,793	861,558
Medibank Pvt Ltd.	498,256	880,762
Metcash Ltd.	109,153	177,942
Mineral Resources Ltd.	59,587	654,615
Mirvac Group	731,472	1,072,724
Monadelphous Group Ltd.	13,653	101,006
National Australia Bank Ltd.	468,735	5,204,699
National Storage REIT	101,652	115,467
Newcrest Mining Ltd.(c)	147,314	2,656,136
NEXTDC Ltd.(a)	71,696	416,352
NIB Holdings Ltd.	67,022	215,886
Nine Entertainment Co. Holdings Ltd.	184,316	171,957
Northern Star Resources Ltd.	128,831	1,078,781
Oil Search Ltd.	339,492	677,910
Orica Ltd.	84,240	988,323
Origin Energy Ltd.	339,373	1,235,363
Orora Ltd.	145,907	245,500
OZ Minerals Ltd.	103,661	608,766
Pendal Group Ltd.	33,972	122,773
Perpetual Ltd.	5,391	106,238
Premier Investments Ltd.	12,627	128,550
QBE Insurance Group Ltd.	223,072	1,234,082
Qube Holdings Ltd.(c)	152,187	220,197
Ramsay Health Care Ltd.	32,148	1,317,771
REA Group Ltd.	10,633	619,776
Regis Resources Ltd.	44,766	131,887
Reliance Worldwide Corp. Ltd.	111,117	198,603
Rio Tinto Ltd.	61,004	3,495,090
Santos Ltd.	333,222	1,077,713
Saracen Mineral Holdings Ltd.(a)(b)	159,512	453,237
Scentre Group	817,188	1,246,580
Seek Ltd.	67,907	774,026
Seven Group Holdings Ltd.	16,862	169,016
Shopping Centres Australasia Property Group	124,807	182,216
Silver Lake Resources Ltd.(a)(b)	222,778	284,413
Sims Ltd.	24,483	112,524
Sonic Healthcare Ltd.	89,364	1,590,795
South32 Ltd.	936,860	1,217,524
Southern Cross Media Group Ltd.(c)	558,797	51,218
Spark Infrastructure Group	176,928	218,928
St. Barbara Ltd.	65,569	111,184
Steadfast Group Ltd.	237,481	477,320
Stockland	493,608	930,716

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Suncorp Group Ltd.	234,837	$1,412,942
Sydney Airport	225,233	928,998
Tabcorp Holdings Ltd.	410,710	865,832
Technology One Ltd.(b)	29,475	183,324
Telstra Corp. Ltd.	733,899	1,465,475
TPG Telecom Ltd.	39,573	190,686
Transurban Group	474,331	4,285,515
Treasury Wine Estates Ltd.	102,068	678,263
United Malt Grp Ltd.(a)	27,108	75,605
Vicinity Centres	494,535	482,420
Viva Energy Group Ltd.(d)	172,118	163,394
Viva Energy REIT	78,103	123,233
Vocus Group Ltd.(a)	71,258	143,224
Washington H Soul Pattinson & Co. Ltd.	19,631	238,284
Webjet Ltd.(b)	28,752	57,601
Wesfarmers Ltd.	197,846	4,881,978
Westpac Banking Corp.	587,737	6,264,405
WiseTech Global Ltd.	17,147	208,694
Woodside Petroleum Ltd.	160,604	2,360,560
Woolworths Group Ltd.	215,064	5,033,686
Worley Ltd.	44,516	262,302

		156,664,586

Austria — 0.2%
ams AG(a)	41,880	545,440
ANDRITZ AG	6,554	215,358
BAWAG Group AG(d)	5,353	181,875
CA Immobilien Anlagen AG	3,667	116,678
Erste Group Bank AG	53,693	1,165,907
IMMOFINANZ AG	7,841	144,970
Lenzing AG	1,472	84,161
Oesterreichische Post AG	6,833	257,456
OMV AG	27,288	893,667
Raiffeisen Bank International AG	29,677	511,307
S IMMO AG	8,882	164,995
S&T AG	7,167	157,314
Schoeller-Bleckmann Oilfield Equipment AG	2,383	70,473
Telekom Austria AG	17,791	125,103
UNIQA Insurance Group AG	18,835	126,668
Verbund AG	12,674	574,152
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,845	238,459
Wienerberger AG	24,549	458,449

		6,032,432

Belgium — 0.9%
Ackermans & van Haaren NV	3,969	525,582
Aedifica SA	1,311	126,793
Ageas	33,558	1,207,437
Anheuser-Busch InBev SA/NV	126,995	5,825,408
Barco NV	1,574	251,704
Befimmo SA	2,546	113,637
Bekaert SA	4,883	103,544
bpost SA	10,636	74,266
Cie. d’Entreprises CFE	1,745	135,129
Colruyt SA	10,318	617,277
D’ieteren SA/NV	4,585	229,001
Elia Group SA/NV	4,111	472,792
Euronav NV	20,179	225,441
Fagron	13,219	297,973
Galapagos NV(a)	7,973	1,759,664

Security	Shares	Value

Belgium (continued)
Gimv NV	3,851	$211,322
Groupe Bruxelles Lambert SA	11,462	914,959
KBC Ancora	14,685	515,347
KBC Group NV	40,666	2,195,003
Kinepolis Group NV	2,593	97,558
Melexis NV	2,492	151,623
Montea CVA(a)	2,742	241,166
Ontex Group NV	9,350	170,513
Proximus SADP	26,550	566,192
Retail Estates NV	1,618	87,458
Sofina SA	674	158,720
Solvay SA	13,511	1,054,252
Telenet Group Holding NV	6,052	252,423
UCB SA	20,914	1,913,659
Umicore SA	36,647	1,581,896
Warehouses De Pauw CVA	12,481	341,761

		22,419,500

Canada — 9.0%
Agnico Eagle Mines Ltd.	40,604	2,377,568
Air Canada(a)	25,870	376,982
Alacer Gold Corp.(a)	33,857	174,044
Alamos Gold Inc., Class A	56,872	459,005
Algonquin Power & Utilities Corp.	56,146	780,170
Alimentation Couche-Tard Inc., Class B	144,440	4,039,058
Allied Properties REIT	19,239	617,221
AltaGas Ltd.	61,139	732,462
Altus Group Ltd.	9,038	273,492
Aphria Inc.(a)(b)	29,861	106,205
ARC Resources Ltd.	93,735	396,144
Aritzia Inc.(a)	9,773	116,591
Atco Ltd., Class I, NVS	6,191	174,237
ATS Automation Tooling Systems Inc.(a)(b)	12,285	182,645
Aurinia Pharmaceuticals Inc.(a)	14,169	246,360
Aurora Cannabis Inc.(a)(b)	139,238	102,252
B2Gold Corp.	228,029	1,155,783
Badger Daylighting Ltd.(b)	4,339	94,499
Ballard Power Systems Inc.(a)(b)	30,082	306,462
Bank of Montreal	103,614	5,279,357
Bank of Nova Scotia (The)	201,246	8,084,904
Barrick Gold Corp.	299,077	7,715,129
Bausch Health Companies Inc.(a)	52,481	950,284
BCE Inc.	15,615	632,829
BlackBerry Ltd.(a)	56,537	241,787
Boardwalk REIT	4,333	82,951
Bombardier Inc., Class B(a)(b)	508,202	179,286
Boralex Inc., Class A	13,237	256,839
Brookfield Asset Management Inc., Class A	219,755	7,442,511
BRP Inc.	4,410	132,273
CAE Inc.	42,936	710,989
Cameco Corp.	91,859	915,316
Canada Goose Holdings Inc.(a)	5,911	141,461
Canadian Apartment Properties REIT	4,714	162,569
Canadian Imperial Bank of Commerce	72,892	4,328,545
Canadian National Railway Co.	118,618	9,830,532
Canadian Natural Resources Ltd.	183,359	3,077,215
Canadian Pacific Railway Ltd.	23,461	5,343,693
Canadian Tire Corp. Ltd., Class A, NVS	9,019	634,210
Canadian Utilities Ltd., Class A, NVS	7,888	192,863
Canadian Western Bank	17,774	281,912
Canfor Corp.(a)	7,311	51,058

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Canopy Growth Corp.(a)(b)	44,206	$706,558
Capital Power Corp.	8,131	157,708
CCL Industries Inc., Class B, NVS	26,078	816,915
Cenovus Energy Inc.	181,383	659,480
Centerra Gold Inc.	22,095	177,053
CGI Inc.(a)	40,816	2,608,615
CI Financial Corp.	56,441	601,002
Cineplex Inc.	7,247	86,821
Cogeco Communications Inc.	1,808	133,958
Colliers International Group Inc.	4,184	230,113
Cominar REIT	12,903	78,870
Constellation Software Inc.	3,336	3,214,900
Crescent Point Energy Corp.	65,659	91,708
Crombie REIT(b)	14,396	134,741
Cronos Group Inc.(a)(b)	17,344	102,894
Descartes Systems Group Inc. (The)(a)	10,422	439,030
DIRTT Environmental Solutions(a)	23,793	28,436
Dollarama Inc.	54,882	1,725,151
Dream Industrial REIT	20,438	149,796
Dream Office REIT(b)	9,072	141,865
Eldorado Gold Corp.(a)	15,489	147,982
Element Fleet Management Corp.	85,692	633,613
Emera Inc.	42,000	1,675,525
Empire Co. Ltd., Class A, NVS	33,980	751,795
Enbridge Inc.	335,107	10,290,013
Endeavour Mining Corp.(a)	11,505	207,578
Enerplus Corp.	92,129	248,737
Enghouse Systems Ltd.	5,006	187,957
ERO Copper Corp.(a)(b)	7,412	84,956
Fairfax Financial Holdings Ltd.	4,385	1,191,538
Finning International Inc.	37,958	482,896
First Capital Real Estate Investment Trust	17,170	177,393
First Majestic Silver Corp.(a)	18,224	147,477
First Quantum Minerals Ltd.	133,686	818,122
FirstService Corp.	7,195	623,434
Fortis Inc.	74,746	2,902,768
Franco-Nevada Corp.	31,313	4,151,771
Genworth MI Canada Inc.	6,237	154,112
George Weston Ltd.	13,752	977,625
Gibson Energy Inc.	37,945	541,740
Gildan Activewear Inc.	40,071	560,264
Granite REIT	9,901	453,367
Great Canadian Gaming Corp.(a)(b)	6,444	125,776
Great-West Lifeco Inc.	46,987	775,364
H&R Real Estate Investment Trust	15,913	112,965
HEXO Corp.(a)(b)	68,272	33,916
Home Capital Group Inc.(a)	7,585	101,738
Hudbay Minerals Inc.	34,355	84,097
Husky Energy Inc.	47,552	153,035
Hydro One Ltd.(d)	52,943	962,080
iA Financial Corp. Inc.	20,912	680,380
IAMGOLD Corp.(a)	48,551	170,232
IGM Financial Inc.	11,012	233,726
Imperial Oil Ltd.	40,070	648,817
Innergex Renewable Energy Inc.	18,959	254,980
Intact Financial Corp.	25,546	2,436,429
Inter Pipeline Ltd.	62,118	520,576
InterRent REIT	14,542	152,126
Ivanhoe Mines Ltd., Class A(a)	59,632	125,365
Keyera Corp.	32,828	488,065

Security	Shares	Value

Canada (continued)
Killam Apartment REIT	12,475	$150,262
Kinaxis Inc.(a)	3,247	327,096
Kinross Gold Corp.(a)	199,814	1,322,071
Kirkland Lake Gold Ltd.	53,328	2,209,218
Knight Therapeutics Inc.(a)	32,998	180,320
Labrador Iron Ore Royalty Corp.	6,479	92,081
Laurentian Bank of Canada	8,103	181,376
Linamar Corp.	11,580	278,797
Loblaw Companies Ltd.	30,597	1,508,978
Lundin Mining Corp.	149,937	736,218
MAG Silver Corp.(a)	10,325	117,675
Magna International Inc.	46,064	1,798,849
Manulife Financial Corp.	322,983	4,076,383
Maple Leaf Foods Inc.	11,496	212,961
MEG Energy Corp.(a)	24,208	54,204
Methanex Corp.	8,937	142,392
Metro Inc.	45,756	1,886,638
Morneau Shepell Inc.	18,328	444,031
MTY Food Group Inc.	2,689	46,561
National Bank of Canada	57,959	2,342,646
NFI Group Inc.	9,535	109,289
Norbord Inc.	6,206	100,890
North West Co. Inc. (The)	6,631	125,559
Northland Power Inc.	33,456	719,486
Northview Apartment Real Estate Investment Trust	8,267	209,510
NorthWest Healthcare Properties REIT(b)	26,224	184,273
Novagold Resources Inc.(a)	26,319	295,981
Nutrien Ltd.	96,622	3,458,065
OceanaGold Corp.	53,961	82,362
Onex Corp.	16,038	740,846
Open Text Corp.	46,953	1,778,126
Osisko Gold Royalties Ltd.	12,144	111,127
Ovintiv Inc.(b)	48,579	304,285
Pan American Silver Corp.	39,813	848,457
Parex Resources Inc.(a)	42,197	463,606
Parkland Fuel Corp.	32,087	760,736
Pason Systems Inc.	13,144	71,637
Pembina Pipeline Corp.	90,256	2,074,208
Power Corp. of Canada	97,345	1,560,099
PrairieSky Royalty Ltd.	55,857	409,391
Premium Brands Holdings Corp.	3,929	237,446
Pretium Resources Inc.(a)	16,804	128,605
Primo Water Corp.	30,783	315,820
Quebecor Inc., Class B	28,350	618,660
Restaurant Brands International Inc.	48,631	2,377,368
Richelieu Hardware Ltd.	6,653	126,646
RioCan REIT	25,337	290,045
Ritchie Bros Auctioneers Inc.	21,508	927,711
Rogers Communications Inc., Class B, NVS	62,837	2,637,530
Royal Bank of Canada	231,674	14,282,908
Russel Metals Inc.	17,977	195,178
Sandstorm Gold Ltd.(a)	21,724	169,075
Saputo Inc.	45,363	1,143,097
SEMAFO Inc.(a)	34,126	85,994
Seven Generations Energy Ltd., Class A(a)	31,970	66,290
Shaw Communications Inc., Class B, NVS	88,776	1,451,530
ShawCor Ltd.	20,164	29,616
Shopify Inc., Class A(a)	17,757	11,285,881
Sienna Senior Living Inc.	30,408	290,080
SmartCentres Real Estate Investment Trust	24,932	382,699

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
SNC-Lavalin Group Inc.	19,727	$364,586
Spin Master Corp.(a)(d)	3,317	48,097
SSR Mining Inc.(a)	12,256	215,216
Stantec Inc.	13,055	385,649
Stars Group Inc. (The)(a)	44,420	1,241,822
Stella-Jones Inc.	5,977	149,323
Summit Industrial Income REIT	21,886	163,560
Sun Life Financial Inc.	98,731	3,391,379
Suncor Energy Inc.	246,271	4,400,768
Superior Plus Corp.	21,932	156,009
TC Energy Corp.	158,351	7,303,333
Teck Resources Ltd., Class B	75,379	665,899
TELUS Corp.	59,700	977,843
TFI International Inc.	15,433	428,895
Thomson Reuters Corp.	36,789	2,597,572
TMX Group Ltd.	9,511	825,754
Torex Gold Resources Inc.(a)	8,722	124,398
Toromont Industries Ltd.	16,563	779,884
Toronto-Dominion Bank (The)	293,250	12,279,362
Tourmaline Oil Corp.	42,202	419,301
TransAlta Corp.	40,194	237,006
TransAlta Renewables Inc.	16,385	177,422
Transcontinental Inc., Class A	10,712	97,252
Tricon Capital Group Inc.	20,741	120,807
Wajax Corp.	12,344	77,231
West Fraser Timber Co. Ltd.	6,385	178,088
Wheaton Precious Metals Corp.	81,972	3,121,422
Winpak Ltd.	3,355	111,958
WSP Global Inc.	17,237	1,159,227
Yamana Gold Inc.	211,256	997,760

		229,891,329

Denmark — 2.0%
ALK-Abello A/S(a)	712	181,276
Ambu A/S, Series B	18,482	579,644
AP Moller — Maersk A/S, Class B, NVS	1,249	1,241,545
Carlsberg A/S, Class B	19,245	2,426,165
Chr Hansen Holding A/S	18,470	1,591,360
Coloplast A/S, Class B	21,397	3,383,608
Danske Bank A/S(a)	106,043	1,258,070
Demant A/S(a)	21,656	517,500
Dfds A/S(a)	4,641	117,479
Drilling Co. of 1972 A/S (The)(a)	4,346	102,290
DSV Panalpina A/S	37,297	3,847,632
FLSmidth & Co. A/S(a)	9,534	251,066
Genmab A/S(a)	11,383	2,736,841
GN Store Nord A/S	22,813	1,042,733
H Lundbeck A/S	16,554	603,033
ISS A/S(a)	27,911	416,371
Jyske Bank A/S, Registered(a)	12,239	330,655
Netcompany Group A/S(a)(d)	3,449	178,055
Novo Nordisk A/S, Class B	295,682	18,854,983
Novozymes A/S, Class B	38,931	1,906,923
Orsted A/S(d)	34,954	3,533,045
Pandora A/S	16,226	576,314
Ringkjoebing Landbobank A/S	3,582	224,051
Rockwool International A/S, Class B	998	209,545
Royal Unibrew A/S(a)	8,987	695,403
Schouw & Co. A/S	2,197	157,582
SimCorp A/S	9,345	864,433
Topdanmark A/S	5,547	223,976

Security	Shares	Value

Denmark (continued)
Tryg A/S	4,436	$117,435
Vestas Wind Systems A/S	34,249	2,947,848

		51,116,861

Finland — 1.1%
Cargotec OYJ, Class B	5,004	109,234
Citycon OYJ(b)	11,845	78,232
Elisa OYJ	25,261	1,533,934
Fortum OYJ	78,071	1,295,494
Huhtamaki OYJ	19,871	742,612
Kemira OYJ	11,139	134,084
Kesko OYJ, Class B	49,056	797,906
Kone OYJ, Class B	59,116	3,581,956
Konecranes OYJ	7,388	160,547
Metsa Board OYJ	34,418	239,759
Metso OYJ	20,317	563,674
Neste OYJ	71,391	2,528,030
Nokia OYJ	924,399	3,365,530
Nokian Renkaat OYJ	26,587	568,874
Nordea Bank Abp	512,854	3,320,592
Orion OYJ, Class B	20,075	1,019,810
Outokumpu OYJ	52,196	140,467
Sampo OYJ, Class A	73,020	2,418,559
Stora Enso OYJ, Class R	113,674	1,344,677
TietoEVRY OYJ	10,044	244,667
UPM-Kymmene OYJ	95,590	2,644,715
Uponor OYJ	15,709	176,534
Valmet OYJ	10,672	244,301
Wartsila OYJ Abp	45,663	335,298
YIT OYJ	22,118	121,129

		27,710,615

France — 8.5%
ABC arbitrage	6,382	43,619
Accor SA	31,996	887,345
Aeroports de Paris	5,512	539,734
Air France-KLM(a)(b)	16,212	82,517
Air Liquide SA	78,115	9,933,440
Airbus SE(a)	93,145	5,905,016
ALD SA(d)	17,672	172,270
Alstom SA	33,491	1,370,465
Alten SA	4,854	349,300
Amundi SA(d)	11,357	753,823
APERAM SA	7,298	189,766
Arkema SA	12,201	1,011,636
Atos SE	17,922	1,277,125
AXA SA	283,620	5,031,270
BioMerieux	8,286	1,028,272
BNP Paribas SA	176,064	5,529,769
Bollore SA	192,227	509,943
Bouygues SA	39,539	1,217,361
Bureau Veritas SA	58,148	1,206,279
Capgemini SE	27,789	2,609,693
Carrefour SA	105,051	1,552,766
Casino Guichard Perrachon SA(b)	9,413	352,913
CGG SA(a)	73,931	93,123
Cie. de Saint-Gobain	80,796	2,142,484
Cie. Generale des Etablissements Michelin SCA	29,089	2,838,831
Cie. Plastic Omnium SA	7,551	143,578
CNP Assurances(a)	34,080	351,815
Coface SA(a)	12,509	73,438

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Constellium SE(a)(b)	30,178	$234,181
Covivio	8,747	547,531
Credit Agricole SA	156,624	1,249,229
Danone SA	101,200	7,012,013
Dassault Aviation SA	429	350,063
Dassault Systemes SE	23,617	3,454,631
Edenred	44,702	1,800,336
Eiffage SA	12,621	1,032,636
Electricite de France SA	95,068	757,427
Elior Group SA(d)	12,350	81,635
Elis SA(a)	27,998	346,528
Engie SA	288,169	3,126,014
EssilorLuxottica SA	47,773	5,894,497
Eurazeo SE	3,585	171,438
Eurofins Scientific SE	1,905	1,053,706
Eutelsat Communications SA	27,932	313,282
Faurecia SE	15,530	562,351
Fnac Darty SA(a)	3,807	122,676
Gaztransport Et Technigaz SA	2,367	171,628
Gecina SA	8,057	1,051,037
Getlink SE	86,609	1,103,255
Hermes International	5,468	3,999,521
ICADE	1,859	142,837
Iliad SA	3,060	455,820
Imerys SA	5,194	162,819
Ingenico Group SA	10,306	1,294,752
Ipsen SA	7,545	559,888
IPSOS	5,626	108,454
JCDecaux SA	18,323	379,709
Kering SA	12,701	6,402,028
Klepierre SA	33,828	683,791
Korian SA	5,568	187,106
Lagardere SCA(b)	4,415	71,569
Legrand SA	47,837	3,223,393
L’Oreal SA	42,036	12,214,949
LVMH Moet Hennessy Louis Vuitton SE	45,271	17,476,346
Maisons du Monde SA(d)	11,738	106,003
Nexans SA	4,645	165,349
Nexity SA	4,296	131,751
Orange SA	325,495	3,969,790
Orpea	8,053	895,276
Pernod Ricard SA	36,751	5,599,243
Peugeot SA	95,796	1,371,899
Publicis Groupe SA	40,240	1,195,751
Remy Cointreau SA	4,554	507,778
Renault SA	38,496	763,433
Rexel SA	24,325	227,799
Rubis SCA	16,165	725,218
Safran SA	52,689	4,860,358
Sanofi	185,983	18,168,641
Sartorius Stedim Biotech	5,032	1,207,029
Schneider Electric SE	90,638	8,285,557
SCOR SE	24,157	680,000
SEB SA	3,757	451,832
SES SA	49,953	333,534
Societe BIC SA	2,770	138,592
Societe Generale SA	119,525	1,866,858
Sodexo SA	17,063	1,354,960
SOITEC(a)	5,679	521,875
Sopra Steria Group	1,732	205,072

Security	Shares	Value

France (continued)
SPIE SA	20,699	$312,415
STMicroelectronics NV	128,348	3,333,141
Suez	61,727	697,393
Teleperformance	10,774	2,413,256
Thales SA	18,529	1,403,183
TOTAL SA	375,076	13,495,459
Ubisoft Entertainment SA(a)	14,769	1,098,707
Unibail-Rodamco-Westfield	22,725	1,337,128
Valeo SA	46,683	1,082,462
Vallourec SA(a)	38,970	46,333
Veolia Environnement SA	85,631	1,827,530
Vinci SA	84,667	6,927,361
Vivendi SA	143,406	3,095,115
Wendel SE	5,013	428,278
Worldline SA(a)(d)	18,348	1,245,585

		217,473,611

Germany — 6.9%
Aareal Bank AG	4,608	75,303
adidas AG	30,251	6,931,615
ADO Properties SA(d)	5,717	160,303
Aixtron SE(a)	12,684	118,061
Allianz SE, Registered	65,446	12,105,824
Amadeus Fire AG	1,663	171,219
Aroundtown SA	192,286	1,034,099
AURELIUS Equity Opportunities SE & Co. KGaA(b)	3,915	68,610
Aurubis AG	7,880	412,042
BASF SE	142,774	7,300,616
Bayer AG, Registered	161,786	10,657,060
Bayerische Motoren Werke AG	60,862	3,603,089
Bechtle AG	2,409	348,820
Beiersdorf AG	17,744	1,857,597
Brenntag AG	27,373	1,234,944
CANCOM SE	4,746	241,825
Carl Zeiss Meditec AG, Bearer	7,822	770,641
Ceconomy AG(a)	23,433	59,802
Commerzbank AG	182,408	674,096
CompuGroup Medical SE	2,453	186,596
Continental AG	16,881	1,427,409
Covestro AG(d)	23,591	792,747
CTS Eventim AG & Co. KGaA	11,538	479,469
Daimler AG, Registered	152,918	5,281,831
Delivery Hero SE(a)(d)	19,220	1,620,978
Deutsche Bank AG, Registered	328,808	2,441,052
Deutsche Boerse AG	32,333	5,019,981
Deutsche EuroShop AG	9,021	130,030
Deutsche Lufthansa AG, Registered(a)(b)	44,976	401,881
Deutsche Pfandbriefbank AG(d)	18,757	137,957
Deutsche Post AG, Registered	165,573	4,923,709
Deutsche Telekom AG, Registered	528,143	7,708,179
Deutsche Wohnen SE	63,421	2,570,205
Duerr AG	6,149	143,590
E.ON SE	399,905	4,006,093
Encavis AG(b)	22,280	273,805
Evonik Industries AG	40,367	993,046
Evotec SE(a)(b)	28,115	695,029
Fraport AG Frankfurt Airport Services Worldwide	3,982	174,634
Freenet AG	26,396	500,314
Fresenius Medical Care AG & Co. KGaA	37,706	2,959,513
Fresenius SE & Co. KGaA	69,271	3,006,828
GEA Group AG	27,539	632,829

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Gerresheimer AG	4,126	$329,224
Grand City Properties SA	14,884	311,377
GRENKE AG	3,321	232,799
Hamborner REIT AG	33,422	300,618
Hannover Rueck SE	9,043	1,441,148
HeidelbergCement AG	23,287	1,106,461
HelloFresh SE(a)	14,521	514,999
Henkel AG & Co. KGaA	18,971	1,477,382
HOCHTIEF AG	1,985	155,997
HUGO BOSS AG	12,307	342,119
Hypoport SE(a)	475	168,307
Infineon Technologies AG	213,206	3,958,240
Jenoptik AG	8,589	177,238
KION Group AG	13,319	660,996
Knorr-Bremse AG	6,735	625,999
Krones AG	2,172	130,963
LANXESS AG	17,777	875,423
LEG Immobilien AG	10,675	1,225,823
Merck KGaA	22,058	2,563,389
METRO AG	35,740	310,350
MorphoSys AG(a)	6,768	711,202
MTU Aero Engines AG	8,592	1,169,765
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,375	5,141,009
Nemetschek SE	12,712	800,599
Norma Group SE	4,702	118,143
OSRAM Licht AG(a)	19,314	801,760
PATRIZIA AG	6,412	142,919
Pfeiffer Vacuum Technology AG	897	147,962
ProSiebenSat.1 Media SE	32,768	328,257
Puma SE	14,283	897,662
QIAGEN NV(a)	37,928	1,578,616
Rational AG	217	104,769
Rheinmetall AG	8,946	605,747
RIB Software SE	5,975	189,526
Rocket Internet SE(a)(d)	27,778	585,077
RWE AG	99,187	2,850,701
SAP SE	162,863	19,433,133
Scout24 AG(d)	19,116	1,249,984
Siemens AG, Registered	126,231	11,707,924
Siemens Healthineers AG(d)	26,243	1,155,507
Sixt SE	1,272	85,892
Software AG	8,276	293,696
Stroeer SE & Co. KGaA	7,469	473,259
Suedzucker AG	7,226	95,530
Symrise AG	23,971	2,423,902
TAG Immobilien AG	17,192	375,666
Telefonica Deutschland Holding AG	203,618	578,744
thyssenkrupp AG(a)	83,945	559,025
TUI AG(b)	71,948	287,229
Uniper SE	36,572	981,404
United Internet AG, Registered(e)	19,603	675,268
Varta AG(a)(b)	1,621	134,404
Volkswagen AG	6,285	938,284
Vonovia SE	89,749	4,428,508
Wirecard AG(b)	20,651	2,044,761
Zalando SE(a)(d)	25,969	1,265,467

		176,603,424

Hong Kong — 3.1%
AIA Group Ltd	1,987,800	18,009,801

Security	Shares	Value

Hong Kong (continued)
ASM Pacific Technology Ltd.	62,200	$617,194
Bank of East Asia Ltd. (The)(b)	265,600	549,839
BeiGene Ltd., ADR(a)	6,719	1,026,865
BOC Hong Kong Holdings Ltd.	592,000	1,777,934
Budweiser Brewing Co. APAC Ltd.(a)(b)(d)	267,200	711,627
Cafe de Coral Holdings Ltd.	40,000	80,591
Champion REIT	319,000	183,976
CITIC Telecom International Holdings Ltd.	332,000	119,985
CK Asset Holdings Ltd.	397,500	2,452,667
CK Hutchison Holdings Ltd.	432,500	3,126,104
CK Infrastructure Holdings Ltd.	100,500	584,674
CLP Holdings Ltd.	262,000	2,731,726
Dah Sing Financial Holdings Ltd.	90,800	291,562
Dairy Farm International Holdings Ltd.	40,400	193,516
Galaxy Entertainment Group Ltd.	362,000	2,299,721
Haitong International Securities Group Ltd.	943,000	216,117
Hang Lung Group Ltd.	363,000	804,498
Hang Lung Properties Ltd.	361,000	755,516
Hang Seng Bank Ltd.(b)	124,900	2,146,844
Health and Happiness H&H International Holdings Ltd.	72,500	269,775
Henderson Land Development Co. Ltd.	184,572	736,768
HK Electric Investments & HK Electric Investments Ltd.	337,500	339,992
HKBN Ltd.	167,000	280,529
HKT Trust & HKT Ltd.	737,000	1,156,354
Hong Kong & China Gas Co. Ltd.	1,708,193	2,981,299
Hong Kong Exchanges & Clearing Ltd.	189,000	5,997,466
Hongkong Land Holdings Ltd.	206,900	871,049
Hysan Development Co. Ltd.	132,000	428,844
Jardine Matheson Holdings Ltd.	35,600	1,564,976
Jardine Strategic Holdings Ltd.	37,900	816,745
Johnson Electric Holdings Ltd.	76,000	125,369
K Wah International Holdings Ltd.	276,000	124,075
Kerry Properties Ltd.	68,500	183,728
Li & Fung Ltd.	1,752,000	258,122
Link REIT	408,700	3,581,948
Luk Fook Holdings International Ltd.	50,000	104,264
Man Wah Holdings Ltd.	439,200	247,215
Melco International Development Ltd.	91,000	167,301
Melco Resorts & Entertainment Ltd., ADR	47,816	756,449
Microport Scientific Corp.	119,000	252,944
Minth Group Ltd.	138,000	323,567
MTR Corp. Ltd.	245,000	1,328,142
New World Development Co. Ltd.	876,000	1,009,324
NWS Holdings Ltd.	410,000	417,158
Pacific Basin Shipping Ltd.	663,000	80,148
PCCW Ltd.	1,297,000	775,781
Power Assets Holdings Ltd.	196,000	1,279,706
Sands China Ltd.	352,800	1,417,179
Sino Land Co. Ltd.	408,000	556,923
SITC International Holdings Co. Ltd.	250,000	242,087
SJM Holdings Ltd.	465,000	449,697
Sun Hung Kai Properties Ltd.	253,000	3,389,749
Sunlight REIT	242,000	121,589
Swire Pacific Ltd., Class A	66,000	423,026
Swire Properties Ltd.	242,200	663,344
Techtronic Industries Co. Ltd.(b)	215,500	1,602,406
Value Partners Group Ltd.	263,000	103,327
Vitasoy International Holdings Ltd.	132,000	463,750
VTech Holdings Ltd.	29,800	219,334
WH Group Ltd.(d)	1,878,000	1,768,897

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Wharf Real Estate Investment Co. Ltd.	184,000	$758,813
Wheelock & Co. Ltd.	140,000	1,000,459
Wynn Macau Ltd.	331,600	567,883
Xinyi Glass Holdings Ltd.	386,000	437,943
Yue Yuen Industrial Holdings Ltd.	92,500	145,133

		79,471,334

Ireland — 0.5%
AIB Group PLC(a)	83,741	114,652
Bank of Ireland Group PLC	176,871	357,038
CRH PLC	137,221	4,140,714
Flutter Entertainment PLC(a)	14,193	1,736,442
Grafton Group PLC	43,180	345,853
Kerry Group PLC, Class A	29,951	3,434,718
Kingspan Group PLC	28,738	1,463,668
Smurfit Kappa Group PLC	51,662	1,619,474
UDG Healthcare PLC	50,561	400,508

		13,613,067

Israel — 0.7%
Airport City Ltd.(a)	9,891	151,319
Alony Hetz Properties & Investments Ltd.	43,017	522,763
Amot Investments Ltd.	25,913	146,329
Azrieli Group Ltd.	8,551	510,217
Bank Hapoalim BM	201,751	1,306,682
Bank Leumi Le-Israel BM	244,576	1,331,079
Bayside Land Corp.	267	160,212
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	294,712	211,509
Check Point Software Technologies Ltd.(a)(b)	22,144	2,341,507
CyberArk Software Ltd.(a)(b)	8,004	790,475
Elbit Systems Ltd.	5,093	696,254
First International Bank of Israel Ltd.	21,195	528,577
Gazit-Globe Ltd.	16,089	119,593
Harel Insurance Investments & Financial Services Ltd.	21,484	138,960
ICL Ltd.	127,190	445,966
Isracard Ltd.	10,096	26,614
Israel Discount Bank Ltd., Class A	201,187	659,050
Kornit Digital Ltd.(a)(b)	9,639	319,774
Mehadrin Ltd.(a)	0	1
Melisron Ltd.	2,051	83,260
Mivne Real Estate KD Ltd.(a)	168,161	363,802
Mizrahi Tefahot Bank Ltd.	28,504	589,149
Nice Ltd.(a)	11,048	1,847,116
Nova Measuring Instruments Ltd.(a)	5,441	218,524
Paz Oil Co. Ltd.	1,270	112,221
Phoenix Holdings Ltd. (The)	41,312	218,290
Radware Ltd.(a)(b)	5,928	140,434
REIT 1 Ltd.	29,535	148,062
Shufersal Ltd.	25,808	166,407
Strauss Group Ltd.	5,960	169,653
Teva Pharmaceutical Industries Ltd., ADR(a)	187,128	2,009,755
Tower Semiconductor Ltd.(a)	11,705	230,465
Wix.com Ltd.(a)(b)	9,832	1,286,124

		17,990,143

Italy — 1.9%
A2A SpA	96,841	131,792
ACEA SpA	6,241	104,245
Amplifon SpA	23,706	542,932
Anima Holding SpA(d)	46,508	164,435
Ascopiave SpA	48,700	177,626
Assicurazioni Generali SpA	163,070	2,324,616

Security	Shares	Value

Italy (continued)
ASTM SpA	7,445	$145,150
Atlantia SpA	85,976	1,398,888
Autogrill SpA	21,398	110,530
Azimut Holding SpA	11,175	190,026
Banca Farmafactoring SpA(d)	21,210	109,536
Banca Generali SpA	7,173	178,030
Banca Popolare di Sondrio SCPA	136,653	216,581
Banco BPM SpA(a)	333,301	406,499
BPER Banca	69,286	170,902
Brunello Cucinelli SpA	3,426	110,248
Buzzi Unicem SpA	12,572	246,278
Cerved Group SpA	20,000	136,146
CNH Industrial NV(a)	172,908	1,081,774
Davide Campari-Milano SpA	108,827	842,731
De’ Longhi SpA	6,743	121,789
DiaSorin SpA	1,508	256,511
Enav SpA(d)	23,141	103,667
Enel SpA	1,346,177	9,194,779
Eni SpA	406,520	3,880,007
ERG SpA	9,079	163,085
Ferrari NV	20,715	3,253,622
FinecoBank Banca Fineco SpA	82,924	920,982
Freni Brembo SpA(b)	45,119	383,737
Hera SpA	153,116	566,517
IMA Industria Macchine Automatiche SpA	3,334	227,138
Infrastrutture Wireless Italiane SpA(d)	25,465	269,295
Interpump Group SpA	10,715	311,947
Intesa Sanpaolo SpA	2,543,304	3,964,023
Iren SpA	56,779	139,928
Italgas SpA	25,135	140,543
Leonardo SpA	28,245	194,716
Mediaset SpA(a)(b)	46,617	94,716
Mediobanca Banca di Credito Finanziario SpA	122,742	710,915
Moncler SpA	35,362	1,328,507
Pirelli & C SpA(d)	44,243	172,225
Poste Italiane SpA(d)	98,270	834,387
Prysmian SpA	49,233	925,891
Recordati SpA	19,961	867,316
Reply SpA	4,066	284,133
Saipem SpA(a)	142,575	365,576
Salvatore Ferragamo SpA	6,340	78,400
Snam SpA	349,982	1,567,074
Societa Cattolica di Assicurazioni SC	33,609	185,348
Tamburi Investment Partners SpA	27,374	176,898
Technogym SpA(d)	23,069	170,050
Telecom Italia SpA/Milano(a)(b)	1,850,003	732,713
Tenaris SA	108,427	759,352
Terna Rete Elettrica Nazionale SpA	271,183	1,698,993
UniCredit SpA(a)	351,913	2,709,330
Unione di Banche Italiane SpA	173,426	495,589
Unipol Gruppo SpA	102,279	352,210

		47,390,874

Japan — 24.3%
77 Bank Ltd. (The)	21,400	289,176
ABC-Mart Inc.	7,400	381,297
Acom Co. Ltd.	91,600	375,189
Activia Properties Inc.	180	533,595
ADEKA Corp.	30,700	390,730
Advance Residence Investment Corp.	157	483,032
Advantest Corp.(b)	35,700	1,759,377

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aeon Co. Ltd.	123,600	$2,509,912
Aeon Delight Co. Ltd.	5,700	164,708
AEON Financial Service Co. Ltd.	36,000	380,418
Aeon Mall Co. Ltd.	33,800	431,765
AEON REIT Investment Corp.	336	338,089
AGC Inc.	16,200	408,882
Ai Holdings Corp.	13,200	165,285
Aica Kogyo Co. Ltd.	12,500	366,461
Aiful Corp.(a)	151,100	337,709
Ain Holdings Inc.	7,900	445,476
Air Water Inc.	15,900	216,490
Aisin Seiki Co. Ltd.	26,100	760,289
Ajinomoto Co. Inc.	54,100	969,333
Alfresa Holdings Corp.	29,100	587,252
Alps Alpine Co. Ltd.	43,700	458,925
Amada Co. Ltd.	47,500	436,644
Amano Corp.	15,700	325,055
ANA Holdings Inc.(a)	11,300	243,151
AnGes Inc.(a)(b)	30,300	421,908
Anritsu Corp.(b)	11,800	241,661
Aoyama Trading Co. Ltd.	37,300	320,905
Aozora Bank Ltd.	12,000	216,917
Arcs Co. Ltd.	12,000	227,465
Ariake Japan Co. Ltd.	5,800	338,449
As One Corp.(b)	4,300	386,029
Asahi Group Holdings Ltd.	48,800	1,706,756
Asahi Holdings Inc.	13,900	320,544
Asahi Intecc Co. Ltd.	36,000	963,838
Asahi Kasei Corp.	209,700	1,500,168
Asics Corp.	34,300	331,341
Astellas Pharma Inc.	323,100	5,397,841
Atom Corp.	38,400	304,155
Autobacs Seven Co. Ltd.	27,100	321,089
Awa Bank Ltd. (The)	9,100	199,811
Azbil Corp.	10,400	276,594
Bandai Namco Holdings Inc.	21,200	1,076,703
Bank of Kyoto Ltd. (The)	14,200	492,654
BayCurrent Consulting Inc.	6,500	373,825
Benefit One Inc.	29,600	527,588
Benesse Holdings Inc.	20,400	585,664
Bic Camera Inc.	46,000	431,889
BML Inc.	9,400	244,549
Bridgestone Corp.	83,300	2,631,387
Brother Industries Ltd.	40,300	691,923
Calbee Inc.	12,700	387,764
Canon Inc.	168,100	3,591,195
Canon Marketing Japan Inc.	18,500	362,267
Capcom Co. Ltd.	13,400	412,896
Casio Computer Co. Ltd.	17,500	279,843
Central Glass Co. Ltd.	9,200	159,506
Central Japan Railway Co.	20,400	3,244,045
Chiba Bank Ltd. (The)	127,300	597,602
Chubu Electric Power Co. Inc.	114,400	1,560,316
Chudenko Corp.	12,200	249,282
Chugai Pharmaceutical Co. Ltd.	36,600	4,384,402
Chugoku Bank Ltd. (The)	45,800	426,156
Chugoku Electric Power Co. Inc. (The)	44,700	604,444
Citizen Watch Co. Ltd.	128,900	461,670
CKD Corp.	17,900	304,820
Coca-Cola Bottlers Japan Holdings Inc.	14,500	263,735

Security	Shares	Value

Japan (continued)
cocokara fine Inc.	7,200	$342,040
COLOPL Inc.	38,100	314,961
Colowide Co. Ltd.	26,800	375,428
Comforia Residential REIT Inc.	142	425,595
COMSYS Holdings Corp.	11,400	319,607
Concordia Financial Group Ltd.	203,800	632,736
Cosmo Energy Holdings Co. Ltd.	23,300	355,595
Cosmos Pharmaceutical Corp.	1,600	430,168
Create Restaurants Holdings Inc.	37,700	212,588
Create SD Holdings Co. Ltd.	10,900	312,419
Credit Saison Co. Ltd.	39,400	455,033
CyberAgent Inc.	12,300	522,205
CYBERDYNE Inc.(a)	44,600	180,594
Dai Nippon Printing Co. Ltd.	40,500	867,303
Daicel Corp.	48,500	397,307
Daido Steel Co. Ltd.	6,400	215,159
Daifuku Co. Ltd.	8,800	619,666
Daiichi Jitsugyo Co. Ltd.	4,300	146,570
Dai-ichi Life Holdings Inc.	177,800	2,262,924
Daiichi Sankyo Co. Ltd.	85,500	5,902,286
Daiichikosho Co. Ltd.	9,300	283,518
Daikin Industries Ltd.	38,300	5,016,052
Daio Paper Corp.	22,300	307,385
Daiseki Co. Ltd.	8,800	196,927
Daishi Hokuetsu Financial Group Inc.	13,100	287,395
Daito Trust Construction Co. Ltd.	8,400	810,268
Daiwa House Industry Co. Ltd.	82,600	2,129,981
Daiwa House REIT Investment Corp.	357	869,673
Daiwa Office Investment Corp.	83	463,375
Daiwa Securities Group Inc.	299,500	1,255,864
Daiwa Securities Living Investments Corp.	512	433,310
Daiwabo Holdings Co. Ltd.	6,700	419,161
DCM Holdings Co. Ltd.	34,300	338,718
DeNA Co. Ltd.	40,300	499,345
Denka Co. Ltd.	19,000	461,785
Denso Corp.	56,600	2,017,667
Dentsu Group Inc.	35,600	758,375
DIC Corp.	19,900	469,702
Digital Garage Inc.	9,400	342,825
Dip Corp.(b)	18,900	415,346
Disco Corp.	2,900	660,354
DMG Mori Co. Ltd.	45,200	471,718
Dowa Holdings Co. Ltd.	17,600	495,404
DTS Corp.	19,000	367,971
Duskin Co. Ltd.	14,100	367,878
Earth Corp.	4,000	233,787
East Japan Railway Co.	43,400	3,195,289
Ebara Corp.	19,000	426,250
EDION Corp.	30,600	268,414
Eiken Chemical Co. Ltd.	14,400	253,567
Eisai Co. Ltd.	38,900	2,739,206
Elecom Co. Ltd.	5,100	202,693
Electric Power Development Co. Ltd.	15,500	313,087
en-japan Inc.	12,900	291,331
Ezaki Glico Co. Ltd.	9,800	431,645
FamilyMart Co. Ltd.	39,200	671,937
Fancl Corp.	18,800	456,397
FANUC Corp.	27,700	4,618,609
Fast Retailing Co. Ltd.	8,000	3,852,808
FCC Co. Ltd.	15,200	219,468

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
FP Corp.	6,300	$477,795
Frontier Real Estate Investment Corp.	98	278,599
Fuji Corp./Aichi	22,400	379,356
Fuji Electric Co. Ltd.	11,200	271,687
Fuji Kyuko Co. Ltd.	5,900	172,970
Fuji Oil Holdings Inc.	15,000	352,644
Fuji Seal International Inc.	19,200	337,551
Fuji Soft Inc.	5,700	203,619
FUJIFILM Holdings Corp.	48,900	2,349,999
Fujikura Ltd.	105,100	313,526
Fujitec Co. Ltd.	28,900	418,359
Fujitsu General Ltd.	21,600	362,575
Fujitsu Ltd.	25,500	2,512,204
Fujiya Co. Ltd.	15,600	295,559
Fukuoka Financial Group Inc.	18,000	260,906
Fukuoka REIT Corp.	199	202,285
Fukuyama Transporting Co. Ltd.	12,300	430,762
Funai Soken Holdings Inc.	11,000	238,238
Furukawa Electric Co. Ltd.	19,500	372,366
Fuyo General Lease Co. Ltd.	7,500	379,436
Giken Ltd.	7,600	282,153
Global One Real Estate Investment Corp.	295	254,075
Glory Ltd.	17,300	394,583
GLP J-REIT	441	571,999
GMO internet Inc.	22,200	489,735
GMO Payment Gateway Inc.(b)	5,900	532,426
GNI Group Ltd.(a)(b)	23,700	330,007
Goldwin Inc.	6,000	327,115
GS Yuasa Corp.	21,600	312,077
GungHo Online Entertainment Inc.	16,400	256,885
Gunma Bank Ltd. (The)	129,000	417,394
H2O Retailing Corp.	22,400	177,843
Hachijuni Bank Ltd. (The)	86,400	311,067
Hakuhodo DY Holdings Inc.	37,300	419,270
Hamakyorex Co. Ltd.	7,200	199,029
Hamamatsu Photonics KK	12,400	548,483
Hankyu Hanshin Holdings Inc.	36,500	1,262,917
Hankyu Hanshin REIT Inc.	192	209,533
Hanwa Co. Ltd.	12,000	194,249
Harmonic Drive Systems Inc.	11,300	531,528
Haseko Corp.	44,500	491,878
Hazama Ando Corp.	60,500	383,022
Heiwa Corp.	12,400	211,160
Heiwa Real Estate Co. Ltd.	11,700	318,827
Heiwa Real Estate REIT Inc.	413	368,836
Heiwado Co. Ltd.	9,000	155,029
Hikari Tsushin Inc.	2,400	471,090
Hino Motors Ltd.	77,600	468,786
Hirose Electric Co. Ltd.	4,305	477,864
Hiroshima Bank Ltd. (The)(b)	88,400	371,175
HIS Co. Ltd.	22,100	297,808
Hisamitsu Pharmaceutical Co. Inc.	7,600	361,042
Hitachi Capital Corp.	21,300	418,889
Hitachi Chemical Co. Ltd.	12,400	533,988
Hitachi Construction Machinery Co. Ltd.	9,500	226,184
Hitachi Ltd.	162,600	4,928,102
Hitachi Metals Ltd.	18,800	185,653
Hitachi Transport System Ltd.	16,300	402,565
Hitachi Zosen Corp.	93,600	315,107
Hogy Medical Co. Ltd.	6,100	191,097

Security	Shares	Value

Japan (continued)
Hokkaido Electric Power Co. Inc.	45,800	$176,887
Hokuhoku Financial Group Inc.	45,300	371,940
Hokuriku Electric Power Co.	34,700	235,584
Honda Motor Co. Ltd.	270,500	6,603,453
Horiba Ltd.	8,600	463,235
Hoshino Resorts REIT Inc.	106	366,765
Hoshizaki Corp.	6,500	500,865
Hosiden Corp.	21,000	182,634
House Foods Group Inc.	13,400	423,547
Hoya Corp.	55,200	5,092,843
Hulic Co. Ltd.	39,800	398,986
Hulic Reit Inc.	252	285,381
Ibiden Co. Ltd.	10,900	283,470
Ichibanya Co. Ltd.	4,100	172,343
Ichigo Inc.	137,800	362,106
Ichigo Office REIT Investment Corp.	551	352,442
Idemitsu Kosan Co. Ltd.	18,500	427,316
IHI Corp.	37,800	477,559
Iida Group Holdings Co. Ltd.	31,800	427,925
Inaba Denki Sangyo Co. Ltd.	10,600	228,187
Industrial & Infrastructure Fund Investment Corp.	419	587,740
Infocom Corp.	8,200	199,220
Infomart Corp.	61,500	431,337
Inpex Corp.	176,100	1,138,100
Internet Initiative Japan Inc.	8,800	306,541
Invesco Office J-Reit Inc.	3,659	490,672
Invincible Investment Corp.	1,612	421,636
Iriso Electronics Co. Ltd.	10,500	298,008
Isetan Mitsukoshi Holdings Ltd.	75,800	466,418
Isuzu Motors Ltd.	83,500	644,122
Ito En Ltd.	5,400	301,978
ITOCHU Corp.	213,500	4,242,647
Itochu Techno-Solutions Corp.	13,300	410,436
Itoham Yonekyu Holdings Inc.	73,800	432,027
Iwatani Corp.	12,000	412,400
Iyo Bank Ltd. (The)	88,800	479,978
Izumi Co. Ltd.	15,200	452,013
J Front Retailing Co. Ltd.	65,900	547,857
Jafco Co. Ltd.	13,100	427,540
Japan Airlines Co. Ltd.	20,200	366,466
Japan Airport Terminal Co. Ltd.	12,900	533,806
Japan Aviation Electronics Industry Ltd.	26,600	351,234
Japan Display Inc.(a)	259,400	106,734
Japan Excellent Inc.	483	524,848
Japan Exchange Group Inc.	78,600	1,478,872
Japan Hotel REIT Investment Corp.	1,213	408,360
Japan Lifeline Co. Ltd.	14,100	168,116
Japan Logistics Fund Inc.	193	458,248
Japan Material Co. Ltd.	21,300	313,519
Japan Petroleum Exploration Co. Ltd.	18,700	327,187
Japan Post Bank Co. Ltd.	60,600	566,133
Japan Post Holdings Co. Ltd.	271,700	2,197,280
Japan Post Insurance Co. Ltd.	36,100	466,547
Japan Prime Realty Investment Corp.	165	461,355
Japan Real Estate Investment Corp.	122	666,274
Japan Retail Fund Investment Corp.	386	427,385
Japan Steel Works Ltd. (The)	33,900	422,581
Japan Tobacco Inc.	197,700	3,724,381
JCR Pharmaceuticals Co. Ltd.	4,900	475,177
Jeol Ltd.	8,700	261,565

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
JFE Holdings Inc.	83,400	$564,657
JGC Holdings Corp.	52,200	514,507
JINS Holdings Inc.	4,800	256,305
JSR Corp.	29,500	562,772
JTEKT Corp.	44,400	330,504
Justsystems Corp.	8,700	536,962
JXTG Holdings Inc.	523,100	1,872,075
Kadokawa Corp.	20,600	301,867
Kagome Co. Ltd.	19,000	487,371
Kajima Corp.	72,000	760,836
Kakaku.com Inc.	18,400	378,548
Kaken Pharmaceutical Co. Ltd.	9,200	508,458
Kamigumi Co. Ltd.	23,100	411,084
Kanamoto Co. Ltd.	8,200	161,109
Kandenko Co. Ltd.	36,700	310,595
Kaneka Corp.	13,500	352,223
Kanematsu Corp.	34,300	343,208
Kansai Electric Power Co. Inc. (The)	122,900	1,269,972
Kansai Paint Co. Ltd.	25,600	493,399
Kao Corp.	74,700	5,809,185
Katitas Co. Ltd.	11,800	209,550
Kato Sangyo Co. Ltd.	8,900	302,534
Kawasaki Heavy Industries Ltd.	26,000	399,719
Kawasaki Kisen Kaisha Ltd.(a)	38,600	388,761
KDDI Corp.	283,900	8,254,034
Keihan Holdings Co. Ltd.	14,600	661,495
Keihin Corp.	15,700	375,414
Keikyu Corp.	38,200	633,005
Keio Corp.	12,200	695,937
Keisei Electric Railway Co. Ltd.	19,300	588,376
Kenedix Inc.	79,100	363,933
Kenedix Office Investment Corp.	83	418,357
Kenedix Residential Next Investment Corp.	348	554,535
Kenedix Retail REIT Corp.	135	214,995
Kewpie Corp.	16,900	337,731
Keyence Corp.	28,300	10,260,354
KH Neochem Co. Ltd.	22,000	389,040
Kikkoman Corp.	14,800	689,241
Kinden Corp.	37,700	615,906
Kintetsu Group Holdings Co. Ltd.	19,700	950,596
Kirin Holdings Co. Ltd.	137,700	2,676,481
Kissei Pharmaceutical Co. Ltd.	9,400	225,034
Kitz Corp.	52,400	326,352
Kiyo Bank Ltd. (The)	19,900	297,565
KLab Inc.(a)	20,700	142,472
Kobayashi Pharmaceutical Co. Ltd.	7,100	659,971
Kobe Bussan Co. Ltd.	12,100	586,132
Kobe Steel Ltd.	118,300	403,792
Koei Tecmo Holdings Co. Ltd.	10,900	290,606
Koito Manufacturing Co. Ltd.	10,600	405,424
Kokuyo Co. Ltd.	18,400	226,785
Komatsu Ltd.	153,600	2,962,547
KOMEDA Holdings Co. Ltd.	12,500	192,056
Konami Holdings Corp.	8,700	277,023
Konica Minolta Inc.	127,500	501,964
Kose Corp.	3,800	478,309
Kotobuki Spirits Co. Ltd.	6,900	275,200
K’s Holdings Corp.	39,100	432,190
Kubota Corp.	168,000	2,116,201
Kumagai Gumi Co. Ltd.	12,400	275,517

Security	Shares	Value

Japan (continued)
Kuraray Co. Ltd.	50,100	$508,332
Kureha Corp.	4,200	172,226
Kurita Water Industries Ltd.	10,600	300,351
Kusuri no Aoki Holdings Co. Ltd.	3,700	290,990
Kyocera Corp.	45,000	2,431,898
KYORIN Holdings Inc.	11,100	232,930
Kyoritsu Maintenance Co. Ltd.	14,500	357,839
Kyowa Exeo Corp.	16,800	414,600
Kyowa Kirin Co. Ltd.	36,900	868,885
Kyudenko Corp.	14,500	409,501
Kyushu Electric Power Co. Inc.	73,900	589,486
Kyushu Financial Group Inc.	85,400	362,572
Kyushu Railway Co.	19,600	532,088
LaSalle Logiport REIT	304	431,260
Lasertec Corp.	11,700	788,862
Lawson Inc.	4,400	229,186
Leopalace21 Corp.(a)	63,300	142,068
LINE Corp.(a)(b)	6,100	300,622
Lintec Corp.	13,300	288,052
Lion Corp.	36,300	764,121
LIXIL Group Corp.	40,600	496,608
M3 Inc.	72,800	2,648,263
Mabuchi Motor Co. Ltd.	14,200	444,850
Macnica Fuji Electronics Holdings Inc.	19,100	263,454
Maeda Corp.	52,100	424,362
Maeda Road Construction Co. Ltd.	10,900	204,372
Makino Milling Machine Co. Ltd.	12,800	372,264
Makita Corp.	37,400	1,231,103
Mandom Corp.	17,400	339,425
Mani Inc.	19,200	431,096
Marubeni Corp.	290,000	1,421,050
Maruha Nichiro Corp.	16,900	357,802
Marui Group Co. Ltd.	28,600	473,925
Maruichi Steel Tube Ltd.	15,800	359,484
Maruzen Showa Unyu Co. Ltd.	9,000	213,775
Matsui Securities Co. Ltd.	26,200	193,557
Matsumotokiyoshi Holdings Co. Ltd.	7,500	260,205
Mazda Motor Corp.	78,900	451,553
McDonald’s Holdings Co. Japan Ltd.	10,100	498,695
MCUBS MidCity Investment Corp.	402	282,323
Mebuki Financial Group Inc.	232,400	493,335
Medipal Holdings Corp.	28,200	552,212
Megmilk Snow Brand Co. Ltd.	18,200	417,833
Meidensha Corp.	16,300	256,691
MEIJI Holdings Co. Ltd.	12,800	894,151
Meitec Corp.	8,800	392,949
Menicon Co. Ltd.	9,400	413,148
Mercari Inc.(a)	24,400	619,041
Milbon Co. Ltd.	4,900	216,739
MINEBEA MITSUMI Inc.	49,600	822,840
Miraca Holdings Inc.	17,200	434,443
Mirai Corp.	1,050	359,868
Mirait Holdings Corp.	22,100	290,575
MISUMI Group Inc.	42,500	1,027,774
Mitsubishi Chemical Holdings Corp.	246,800	1,424,925
Mitsubishi Corp.	213,200	4,585,589
Mitsubishi Electric Corp.	329,500	4,130,497
Mitsubishi Estate Co. Ltd.	200,300	3,301,340
Mitsubishi Estate Logistics REIT Investment Corp.	84	275,719
Mitsubishi Gas Chemical Co. Inc.	37,300	463,569

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Heavy Industries Ltd.	43,000	$1,111,240
Mitsubishi Logistics Corp.	21,200	474,217
Mitsubishi Materials Corp.	9,800	203,084
Mitsubishi Motors Corp.	176,000	501,987
Mitsubishi UFJ Financial Group Inc.	2,014,700	8,182,393
Mitsubishi UFJ Lease & Finance Co. Ltd.	80,500	390,700
Mitsui & Co. Ltd.	283,600	4,015,247
Mitsui Chemicals Inc.	22,800	453,292
Mitsui E&S Holdings Co. Ltd.(a)	45,400	261,952
Mitsui Fudosan Co. Ltd.	151,800	2,836,269
Mitsui Fudosan Logistics Park Inc.	93	369,617
Mitsui Mining & Smelting Co. Ltd.	15,300	293,309
Mitsui OSK Lines Ltd.	31,000	548,773
Miura Co. Ltd.	14,100	582,803
Mixi Inc.	10,600	184,076
Mizuho Financial Group Inc.	3,985,700	4,688,840
Mizuho Leasing Co. Ltd.	16,700	326,551
Mochida Pharmaceutical Co. Ltd.	6,000	235,657
Money Forward Inc.(a)	6,000	282,228
MonotaRO Co. Ltd.	14,700	477,009
Mori Hills REIT Investment Corp.	393	509,740
Mori Trust Hotel Reit Inc.	435	341,703
Mori Trust Sogo REIT Inc.	255	285,917
Morinaga & Co. Ltd./Japan	9,200	381,559
Morinaga Milk Industry Co. Ltd.	11,200	437,799
MOS Food Services Inc.	10,800	274,709
MS&AD Insurance Group Holdings Inc.	73,400	2,142,935
Murata Manufacturing Co. Ltd.	85,100	4,789,984
Nabtesco Corp.	10,700	311,189
Nachi-Fujikoshi Corp.	8,100	238,603
Nagase & Co. Ltd.	32,100	391,138
Nagoya Railroad Co. Ltd.	17,800	515,182
Nakanishi Inc.	27,700	382,078
Nankai Electric Railway Co. Ltd.	11,100	249,539
NEC Corp.	24,400	950,353
NEC Networks & System Integration Corp.	5,300	231,458
NET One Systems Co. Ltd.	17,400	506,046
Nexon Co. Ltd.	80,300	1,309,611
NGK Insulators Ltd.	39,700	528,665
NGK Spark Plug Co. Ltd.	15,500	235,105
NH Foods Ltd.	13,000	468,649
NHK Spring Co. Ltd.	44,000	293,374
Nichias Corp.	15,400	313,948
Nichirei Corp.	9,600	241,133
Nidec Corp.	73,200	4,302,943
Nifco Inc./Japan	25,400	497,620
Nihon Kohden Corp.	11,700	421,784
Nihon M&A Center Inc.	18,100	601,725
Nihon Parkerizing Co. Ltd.	31,800	328,601
Nihon Unisys Ltd.	16,200	476,448
Nikkon Holdings Co. Ltd.	20,400	401,190
Nikon Corp.	50,100	471,788
Nintendo Co. Ltd.	17,000	7,098,237
Nippo Corp.	18,500	419,877
Nippon Accommodations Fund Inc.	39	234,872
Nippon Building Fund Inc.	119	715,547
Nippon Ceramic Co. Ltd.	8,500	159,452
Nippon Densetsu Kogyo Co. Ltd.	9,300	184,113
Nippon Electric Glass Co. Ltd.	30,300	449,109
Nippon Express Co. Ltd.	12,000	593,632

Security	Shares	Value

Japan (continued)
Nippon Flour Mills Co. Ltd.	15,000	$237,761
Nippon Gas Co. Ltd.	13,200	436,976
Nippon Kayaku Co. Ltd.	49,000	479,759
Nippon Light Metal Holdings Co. Ltd.	204,100	328,285
Nippon Paint Holdings Co. Ltd.	15,500	900,126
Nippon Paper Industries Co. Ltd.	26,600	385,313
Nippon Prologis REIT Inc.	181	500,338
NIPPON REIT Investment Corp.	167	505,209
Nippon Seiki Co. Ltd.	19,100	208,799
Nippon Shinyaku Co. Ltd.	7,000	495,535
Nippon Shokubai Co. Ltd.	6,900	330,369
Nippon Soda Co. Ltd.(b)	10,100	262,098
Nippon Steel Corp.	134,000	1,142,700
Nippon Suisan Kaisha Ltd.	81,000	363,585
Nippon Telegraph & Telephone Corp.	211,200	4,825,002
Nippon Yusen KK	39,500	528,218
Nipro Corp.	40,300	455,629
Nishimatsu Construction Co. Ltd.	12,700	243,822
Nishi-Nippon Financial Holdings Inc.	30,400	179,384
Nishi-Nippon Railroad Co. Ltd.	16,700	412,444
Nissan Chemical Corp.	15,400	596,213
Nissan Motor Co. Ltd.	413,200	1,428,918
Nisshin Oillio Group Ltd. (The)	10,100	333,880
Nisshin Seifun Group Inc.	30,100	473,448
Nisshinbo Holdings Inc.	43,700	310,173
Nissin Foods Holdings Co. Ltd.	8,000	661,336
Nissin Kogyo Co. Ltd.	9,900	205,897
Nitori Holdings Co. Ltd.	9,600	1,483,069
Nitta Corp.	12,000	217,478
Nitto Boseki Co. Ltd.	8,300	401,281
Nitto Denko Corp.	18,500	935,942
Nittoku Co. Ltd.	9,600	290,419
Noevir Holdings Co. Ltd.	3,700	175,078
NOF Corp.	10,600	354,870
NOK Corp.	36,300	426,699
Nomura Co. Ltd.	40,400	313,951
Nomura Holdings Inc.	601,400	2,529,665
Nomura Real Estate Holdings Inc.	22,100	366,215
Nomura Real Estate Master Fund Inc.	477	551,337
Nomura Research Institute Ltd.	45,500	1,120,746
NS Solutions Corp.	13,800	348,049
NSD Co. Ltd.	17,800	257,008
NSK Ltd.	74,500	521,120
NTN Corp.	162,100	315,302
NTT Data Corp.	85,800	886,604
NTT DOCOMO Inc.	210,800	6,205,624
Obayashi Corp.	86,400	769,185
OBIC Business Consultants Co. Ltd.	8,400	378,623
Obic Co. Ltd.	6,600	1,001,094
Odakyu Electric Railway Co. Ltd.	42,700	947,558
Ogaki Kyoritsu Bank Ltd. (The)	8,700	179,231
Ohsho Food Service Corp.	3,500	189,180
Oji Holdings Corp.	162,700	836,817
Oki Electric Industry Co. Ltd.	40,400	394,423
Okinawa Electric Power Co. Inc. (The)	12,000	221,181
OKUMA Corp.	12,400	477,748
Okumura Corp.	7,700	167,055
Olympus Corp.	189,200	3,052,926
Omron Corp.	19,000	1,130,032
One REIT Inc.	152	336,451

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ono Pharmaceutical Co. Ltd.	51,200	$1,240,559
Open House Co. Ltd.	20,800	461,963
Oracle Corp. Japan	6,100	634,329
Organo Corp.	2,200	118,502
Oriental Land Co. Ltd.	27,900	3,569,196
ORIX Corp.	212,500	2,561,486
Orix JREIT Inc.	403	488,793
Osaka Gas Co. Ltd.	48,900	914,117
OSG Corp.	33,200	437,761
OSJB Holdings Corp.	141,700	310,074
Otsuka Corp.	12,400	561,818
Otsuka Holdings Co. Ltd.	51,700	2,057,170
Outsourcing Inc.	56,400	273,205
PALTAC Corp.	9,300	490,504
Pan Pacific International Holdings Corp.	71,800	1,397,930
Panasonic Corp.	405,500	3,135,245
Paramount Bed Holdings Co. Ltd.	4,800	200,196
Park24 Co. Ltd.	31,300	505,788
Penta-Ocean Construction Co. Ltd.	84,000	432,038
PeptiDream Inc.(a)	11,100	420,396
Persol Holdings Co. Ltd.	43,000	507,065
Pigeon Corp.	13,500	484,149
Pilot Corp.	6,200	210,174
PKSHA Technology Inc.(a)	16,500	378,033
Pola Orbis Holdings Inc.	24,000	430,467
Premier Investment Corp.	308	311,644
Prestige International Inc.	39,500	313,237
Prima Meat Packers Ltd.	10,000	229,392
Raksul Inc.(a)	11,900	274,757
Rakus Co. Ltd.	12,800	204,924
Rakuten Inc.(b)	139,800	1,197,520
Recruit Holdings Co. Ltd.	222,500	6,620,798
Relo Group Inc.	10,200	224,441
Renesas Electronics Corp.(a)	135,700	736,017
Rengo Co. Ltd.	52,700	417,914
Resona Holdings Inc.	419,100	1,320,771
Resorttrust Inc.	32,100	335,004
Ricoh Co. Ltd.	130,100	900,304
Rinnai Corp.	5,000	382,008
Rock Field Co. Ltd.(b)	20,700	253,003
Rohm Co. Ltd.	9,900	635,096
Rohto Pharmaceutical Co. Ltd.	9,500	279,399
Roland DG Corp.	8,300	103,619
Rorze Corp.	9,600	404,433
Round One Corp.(b)	45,600	379,094
RPA Holdings Inc.(a)	11,900	80,902
RS Technologies Co. Ltd.	4,700	115,725
Ryohin Keikaku Co. Ltd.	37,900	457,912
Sakai Moving Service Co. Ltd.	6,200	329,322
Sakata Seed Corp.	11,800	385,664
San-A Co. Ltd.	4,900	198,181
SanBio Co. Ltd.(a)	9,000	112,779
Sangetsu Corp.	12,100	182,402
San-in Godo Bank Ltd. (The)	60,700	321,281
Sankyo Co. Ltd.	12,200	338,841
Sankyu Inc.	6,300	245,673
Sanrio Co. Ltd.	24,600	370,375
Sansan Inc.(a)	3,500	174,124
Santen Pharmaceutical Co. Ltd.	49,500	881,358
Sanwa Holdings Corp.	41,500	328,321

Security	Shares	Value

Japan (continued)
Sapporo Holdings Ltd.	21,000	$405,527
Sato Holdings Corp.	7,200	150,215
Sawai Pharmaceutical Co. Ltd.	8,300	456,389
SBI Holdings Inc.	38,500	731,225
SCREEN Holdings Co. Ltd.	7,800	383,672
SCSK Corp.	4,800	218,151
Secom Co. Ltd.	27,400	2,307,355
Sega Sammy Holdings Inc.	36,400	446,256
Seibu Holdings Inc.	18,200	220,405
Seiko Epson Corp.	40,500	464,708
Seino Holdings Co. Ltd.	45,100	543,216
Seiren Co. Ltd.	20,700	247,390
Sekisui Chemical Co. Ltd.	48,200	617,515
Sekisui House Ltd.	91,600	1,591,982
Sekisui House Reit Inc.	362	223,425
Senko Group Holdings Co. Ltd.	39,800	326,037
Seria Co. Ltd.	9,200	301,118
Seven & i Holdings Co. Ltd.	120,700	4,010,353
Seven Bank Ltd.	202,700	553,499
SG Holdings Co. Ltd.	20,100	562,390
Sharp Corp.	26,900	301,614
Shibaura Machine Co. Ltd.	10,400	207,543
SHIFT Inc.(a)	3,100	260,616
Shiga Bank Ltd. (The)	9,600	227,667
Shikoku Electric Power Co. Inc.	54,100	420,921
Shima Seiki Manufacturing Ltd.(b)	16,100	246,916
Shimachu Co. Ltd.	11,800	298,159
Shimadzu Corp.	36,400	913,957
Shimamura Co. Ltd.	7,000	445,130
Shimano Inc.	8,200	1,214,644
Shimizu Corp.	80,100	626,208
Shin-Etsu Chemical Co. Ltd.	52,100	5,853,850
Shinko Electric Industries Co. Ltd.	25,400	323,275
Shinsei Bank Ltd.(a)	36,200	441,773
Shionogi & Co. Ltd.	39,800	2,206,707
Ship Healthcare Holdings Inc.	11,800	538,495
Shiseido Co. Ltd.	55,900	3,334,083
Shizuoka Bank Ltd. (The)	76,000	464,806
SHO-BOND Holdings Co. Ltd.	10,900	445,948
Shochiku Co. Ltd.	2,600	286,174
Showa Corp.	17,900	377,635
Showa Denko KK	15,400	342,030
Skylark Holdings Co. Ltd.	36,800	551,303
SMC Corp.	7,900	3,619,956
SMS Co. Ltd.	20,400	451,171
Softbank Corp.	281,300	3,851,154
SoftBank Group Corp.	254,500	11,026,310
Sohgo Security Services Co. Ltd.	11,000	531,818
Sojitz Corp.	207,000	487,810
Sompo Holdings Inc.	46,600	1,525,226
Sony Corp.	196,900	12,763,929
Sony Financial Holdings Inc.	13,600	262,754
Sosei Group Corp.(a)	22,900	323,365
Sotetsu Holdings Inc.	17,100	441,352
Square Enix Holdings Co. Ltd.	10,200	420,171
Stanley Electric Co. Ltd.	12,600	291,626
Starts Corp. Inc.	8,400	164,567
Subaru Corp.	87,900	1,787,838
Sugi Holdings Co. Ltd.	9,200	555,777
SUMCO Corp.	40,800	591,387

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Bakelite Co. Ltd.	9,600	$252,894
Sumitomo Chemical Co. Ltd.	263,500	823,014
Sumitomo Corp.	199,900	2,296,509
Sumitomo Dainippon Pharma Co. Ltd.	28,200	395,040
Sumitomo Electric Industries Ltd.	126,500	1,317,228
Sumitomo Forestry Co. Ltd.	35,800	451,287
Sumitomo Heavy Industries Ltd.	22,900	491,257
Sumitomo Metal Mining Co. Ltd.	37,600	955,867
Sumitomo Mitsui Construction Co. Ltd.	45,900	192,296
Sumitomo Mitsui Financial Group Inc.	207,300	5,513,267
Sumitomo Mitsui Trust Holdings Inc.	46,600	1,377,497
Sumitomo Osaka Cement Co. Ltd.	12,700	421,017
Sumitomo Realty & Development Co. Ltd.	45,000	1,226,049
Sumitomo Rubber Industries Ltd.	41,900	412,594
Sumitomo Warehouse Co. Ltd. (The)	22,200	257,843
Sundrug Co. Ltd.	14,400	497,573
Suntory Beverage & Food Ltd.	17,100	648,436
Suruga Bank Ltd.	61,100	214,837
Sushiro Global Holdings Ltd.	24,400	382,651
Suzuken Co. Ltd.	6,700	260,644
Suzuki Motor Corp.	50,900	1,651,210
Sysmex Corp.	18,700	1,301,052
Systena Corp.	25,200	360,555
T&D Holdings Inc.	87,300	766,584
Tadano Ltd.	39,600	306,253
Taiheiyo Cement Corp.	10,800	215,929
Taikisha Ltd.	5,800	171,123
Taisei Corp.	19,900	629,929
Taisho Pharmaceutical Holdings Co. Ltd.	3,800	239,155
Taiyo Holdings Co. Ltd.	4,800	198,401
Taiyo Nippon Sanso Corp.	28,000	440,417
Taiyo Yuden Co. Ltd.	21,500	609,202
Takara Bio Inc.	11,500	259,929
Takara Holdings Inc.	41,300	308,200
Takasago Thermal Engineering Co. Ltd.	11,600	185,496
Takashimaya Co. Ltd.	38,600	352,665
Takeda Pharmaceutical Co. Ltd.	244,254	8,869,297
Takeuchi Manufacturing Co. Ltd.	13,800	201,964
Takuma Co. Ltd.	23,600	260,861
TDK Corp.	19,300	1,692,935
TechnoPro Holdings Inc.	8,400	487,810
Teijin Ltd.	23,300	375,859
Terumo Corp.	118,600	3,961,651
THK Co. Ltd.	11,700	285,238
TIS Inc.	29,400	570,212
TKC Corp.	4,000	200,122
Toagosei Co. Ltd.	36,500	336,550
Tobu Railway Co. Ltd.	18,500	634,053
Tocalo Co. Ltd.	28,100	281,434
Toda Corp.	65,400	385,299
Toei Co. Ltd.	1,700	213,504
Toho Co. Ltd.	15,100	499,874
Toho Gas Co. Ltd.	7,400	363,997
Toho Holdings Co. Ltd.	14,900	312,254
Tohoku Electric Power Co. Inc.	79,000	748,371
Tokai Carbon Co. Ltd.	52,400	439,546
TOKAI Holdings Corp.	24,300	222,014
Tokai Rika Co. Ltd.	28,400	367,831
Tokai Tokyo Financial Holdings Inc.	82,800	178,864
Tokio Marine Holdings Inc.	91,900	4,370,911

Security	Shares	Value

Japan (continued)
Tokuyama Corp.	16,300	$350,587
Tokyo Century Corp.	11,200	385,954
Tokyo Dome Corp.	40,600	300,699
Tokyo Electric Power Co. Holdings Inc.(a)	289,900	984,090
Tokyo Electron Ltd.	22,200	4,762,407
Tokyo Gas Co. Ltd.	51,100	1,126,795
Tokyo Ohka Kogyo Co. Ltd.	10,900	472,960
Tokyo Seimitsu Co. Ltd.	14,900	491,163
Tokyo Steel Manufacturing Co. Ltd.	48,500	313,401
Tokyo Tatemono Co. Ltd.	34,500	396,507
Tokyu Corp.	77,300	1,173,939
Tokyu Fudosan Holdings Corp.	86,100	430,762
Tokyu REIT Inc.	380	511,713
Tomy Co. Ltd.	41,100	335,534
Topcon Corp.	44,700	373,284
Toppan Printing Co. Ltd.	41,900	631,625
Toray Industries Inc.	220,500	1,029,144
Toshiba Corp.	60,300	1,515,183
Toshiba TEC Corp.	6,000	197,503
Tosoh Corp.	39,400	489,668
Totetsu Kogyo Co. Ltd.	9,700	253,986
TOTO Ltd.	12,400	439,482
Toyo Ink SC Holdings Co. Ltd.	9,000	173,545
Toyo Seikan Group Holdings Ltd.	13,100	134,877
Toyo Suisan Kaisha Ltd.	12,400	598,345
Toyo Tire Corp.	27,400	329,769
Toyobo Co. Ltd.	22,700	269,169
Toyoda Gosei Co. Ltd.	20,900	393,628
Toyota Boshoku Corp.	23,500	295,797
Toyota Industries Corp.	18,200	924,169
Toyota Motor Corp.	364,200	22,703,111
Toyota Tsusho Corp.	18,400	445,310
Trancom Co. Ltd.	2,400	160,247
Trend Micro Inc.	15,800	808,211
Trusco Nakayama Corp.	9,900	216,821
TS Tech Co. Ltd.	14,600	397,853
Tsubaki Nakashima Co. Ltd.	37,700	268,996
Tsubakimoto Chain Co.	9,800	231,952
Tsumura & Co.	15,700	438,105
Tsuruha Holdings Inc.	5,200	699,266
Ube Industries Ltd.	22,000	375,050
Ulvac Inc.	10,800	302,988
Unicharm Corp.(b)	51,400	1,898,630
United Urban Investment Corp.	417	424,273
Universal Entertainment Corp.	10,600	176,444
Ushio Inc.	38,900	416,156
USS Co. Ltd.	37,900	606,060
Valor Holdings Co. Ltd.	13,600	255,123
Wacoal Holdings Corp.	10,200	208,416
Welcia Holdings Co. Ltd.	7,600	551,513
West Japan Railway Co.	17,600	1,097,295
Yakult Honsha Co. Ltd.	12,000	703,605
Yamada Denki Co. Ltd.	130,600	625,307
Yamaguchi Financial Group Inc.	51,500	280,292
Yamaha Corp.	14,400	589,816
Yamaha Motor Co. Ltd.	41,900	549,733
Yamato Holdings Co. Ltd.	47,800	843,937
Yamato Kogyo Co. Ltd.	19,500	391,331
Yamazaki Baking Co. Ltd.	24,800	440,410
Yaoko Co. Ltd.	6,700	417,282

Schedule of Investments (unaudited) (continued) April 30, 2020	Shares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yaskawa Electric Corp.(b)	37,900	$1,263,511
Yokogawa Electric Corp.	36,500	505,167
Yokohama Rubber Co. Ltd. (The)	38,900	506,007
Yoshinoya Holdings Co. Ltd.	19,500	408,837
Z Holdings Corp.	465,700	1,824,737
Zenkoku Hosho Co. Ltd.	12,100	358,129
Zensho Holdings Co. Ltd.	19,600	391,505
Zeon Corp.	42,100	375,587
Zojirushi Corp.	9,800	144,248
ZOZO Inc.	26,100	424,688

		619,093,109

Netherlands — 3.7%
Aalberts NV	21,913	616,834
ABN AMRO Bank NV, CVA(d)	56,587	433,858
Adyen NV(a)(d)	1,641	1,619,805
Aegon NV	220,088	566,497
AerCap Holdings NV(a)	18,896	531,356
Akzo Nobel NV	32,426	2,457,721
Altice Europe NV(a)	72,012	286,710
Arcadis NV	8,956	139,197
ArcelorMittal SA	91,557	1,003,024
Argenx SE(a)(b)	8,376	1,261,457
ASM International NV	8,882	977,223
ASML Holding NV	71,248	21,120,964
ASR Nederland NV	26,790	720,373
Basic-Fit NV(a)(d)	5,172	104,121
BE Semiconductor Industries NV	7,161	294,600
Boskalis Westminster(b)	11,720	203,465
Corbion NV	8,455	302,364
Eurocommercial Properties NV	6,600	73,302
Euronext NV(d)	11,544	968,541
EXOR NV	19,949	1,090,103
Heineken Holding NV	21,159	1,647,774
Heineken NV	43,311	3,682,179
IMCD NV	10,879	961,841
ING Groep NV	577,318	3,166,740
Intertrust NV(d)	8,769	138,115
Just Eat Takeaway.com NV(a)(d)	9,571	975,139
Just Eat Takeaway.com NV(a)(d)	6,260	638,633
Koninklijke Ahold Delhaize NV	186,923	4,536,966
Koninklijke BAM Groep NV(a)	33,202	55,349
Koninklijke DSM NV	31,208	3,819,852
Koninklijke KPN NV	571,450	1,321,920
Koninklijke Philips NV	151,344	6,583,439
Koninklijke Vopak NV	11,425	658,476
NN Group NV	48,022	1,389,126
NSI NV	3,323	133,576
NXP Semiconductors NV	46,471	4,627,117
OCI NV(a)(b)	8,865	107,294
PostNL NV	54,504	93,667
Prosus NV(a)	84,838	6,428,416
Randstad NV	23,242	932,488
Rhi Magnesita NV	6,216	191,466
SBM Offshore NV	26,652	337,313
Signify NV(d)	26,779	545,997
TKH Group NV	4,089	143,766
Unilever NV	241,599	12,061,532
Wolters Kluwer NV	47,884	3,520,265

		93,469,961

Security	Shares	Value

New Zealand — 0.4%
a2 Milk Co. Ltd.(a)	141,617	$1,715,085
Auckland International Airport Ltd.	216,722	814,273
Chorus Ltd.	52,352	229,966
Contact Energy Ltd.	174,044	675,398
Fisher & Paykel Healthcare Corp. Ltd.	107,759	1,820,939
Fletcher Building Ltd.	189,151	431,778
Goodman Property Trust	179,146	249,232
Infratil Ltd.	209,868	595,599
Mercury NZ Ltd.	92,843	261,481
Meridian Energy Ltd.	268,772	744,527
Ryman Healthcare Ltd.	113,330	846,718
SKYCITY Entertainment Group Ltd	65,121	106,869
Spark New Zealand Ltd.	380,397	1,042,005
Z Energy Ltd.	41,797	79,939

		9,613,809

Norway — 0.7%
Adevinta ASA(a)	39,018	323,573
Aker ASA, Class A(a)	3,264	86,682
Aker BP ASA	26,093	434,307
Aker Solutions ASA(a)(b)	83,400	55,086
Atea ASA	11,406	100,114
Austevoll Seafood ASA	12,065	94,387
Bakkafrost P/F	3,711	183,924
Borregaard ASA	12,716	118,580
DNB ASA	159,264	1,935,564
DNO ASA	107,679	49,069
Entra ASA(d)	12,557	158,505
Equinor ASA	176,559	2,478,327
Gjensidige Forsikring ASA	35,851	634,962
Kongsberg Gruppen ASA	12,211	157,483
Leroy Seafood Group ASA	30,382	161,787
Mowi ASA	38,545	661,932
NEL ASA(a)(b)	143,052	176,723
Nordic Semiconductor ASA(a)	29,109	172,041
Norsk Hydro ASA	231,556	592,964
Norwegian Finans Holding ASA(a)	22,005	118,320
Orkla ASA	148,212	1,344,989
Salmar ASA	4,868	190,537
Scatec Solar ASA(d)	11,464	167,929
Schibsted ASA, Class B	22,132	431,181
SpareBank 1 SMN	67,810	496,986
SpareBank 1 SR-Bank ASA	42,181	268,905
Storebrand ASA	100,017	503,043
Subsea 7 SA(a)	40,380	224,510
Telenor ASA	132,974	2,046,094
TGS NOPEC Geophysical Co. ASA	28,757	443,052
Tomra Systems ASA	24,083	802,174
Veidekke ASA	14,020	125,390
Yara International ASA	35,037	1,197,550

		16,936,670

Portugal — 0.2%
Banco Comercial Portugues SA, Class R(a)(b)	1,008,194	112,636
EDP — Energias de Portugal SA	478,730	2,018,759
Galp Energia SGPS SA	104,577	1,204,421
Jeronimo Martins SGPS SA	48,808	824,076
Navigator Co. SA (The)	44,590	115,945
NOS SGPS SA	27,048	100,846
REN — Redes Energeticas Nacionais SGPS SA	55,903	151,546

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
Sonae SGPS SA	186,200	$146,024

		4,674,253

Singapore — 1.1%
Ascendas REIT	297,160	626,956
Ascott Residence Trust	303,253	192,805
CapitaLand Commercial Trust	408,742	467,482
CapitaLand Ltd.	388,900	831,561
CapitaLand Mall Trust	281,300	377,678
CapitaLand Retail China Trust	205,000	196,597
CDL Hospitality Trusts	110,800	76,742
City Developments Ltd.	33,900	191,691
ComfortDelGro Corp. Ltd.	394,300	462,169
DBS Group Holdings Ltd.	310,600	4,404,046
ESR-REIT	562,451	135,848
Frasers Centrepoint Trust	104,100	157,514
Frasers Logistics & Industrial Trust(b)	1,231,187	927,086
Genting Singapore Ltd.	1,413,000	787,956
Golden Agri-Resources Ltd.	757,800	83,979
Jardine Cycle & Carriage Ltd.	11,300	161,429
Keppel Corp. Ltd.	244,800	1,039,926
Keppel DC REIT	183,650	306,583
Keppel Infrastructure Trust	1,700,400	597,924
Keppel REIT	243,900	183,657
Manulife US Real Estate Investment Trust	414,916	300,814
Mapletree North Asia Commercial Trust	390,500	262,146
NetLink NBN Trust	1,332,700	946,722
OUE Commercial Real Estate Investment Trust(b)	827,648	238,117
Oversea-Chinese Banking Corp. Ltd.	560,300	3,598,147
Parkway Life REIT	71,500	167,614
SATS Ltd.	76,300	177,782
Sembcorp Industries Ltd.(b)	352,300	405,432
Silverlake Axis Ltd.	1,882,400	320,932
Singapore Airlines Ltd.	76,400	331,608
Singapore Exchange Ltd.	82,300	564,179
Singapore Post Ltd.	251,700	130,526
Singapore Press Holdings Ltd.(b)	123,300	133,136
Singapore Technologies Engineering Ltd.	204,200	497,553
Singapore Telecommunications Ltd.	1,505,300	3,026,212
Soilbuild Business Space REIT	560,028	151,176
Starhill Global REIT	246,600	87,590
Suntec REIT	319,100	317,355
United Overseas Bank Ltd.	190,700	2,755,444
UOL Group Ltd.	35,200	170,786
Venture Corp. Ltd.	47,800	538,204
Wilmar International Ltd.	320,200	812,044
Wing Tai Holdings Ltd.	156,500	192,331
Yangzijiang Shipbuilding Holdings Ltd.	278,500	194,873

		28,530,352

Spain — 2.2%
Acciona SA	2,040	201,991
Acerinox SA	27,840	211,196
ACS Actividades de Construccion y Servicios SA	43,742	1,090,925
Aena SME SA(d)	12,986	1,642,822
Almirall SA	7,600	98,226
Amadeus IT Group SA	74,254	3,572,031
Applus Services SA	15,955	104,853
Banco Bilbao Vizcaya Argentaria SA	1,100,650	3,600,953
Banco de Sabadell SA	1,150,627	476,512
Banco Santander SA	2,717,904	6,065,474

Security	Shares	Value

Spain (continued)
Bankia SA	171,061	$174,023
Bankinter SA	128,334	529,084
Bolsas y Mercados Espanoles SHMSF SA	14,210	517,977
CaixaBank SA	642,859	1,155,466
Cellnex Telecom SA(d)	48,871	2,558,657
Cia. de Distribucion Integral Logista Holdings SA	10,661	189,868
Cie. Automotive SA	8,685	152,108
Ebro Foods SA	8,125	172,647
Enagas SA	20,341	474,330
Endesa SA	42,422	940,912
Faes Farma SA	36,890	161,420
Ferrovial SA	91,963	2,296,577
Gestamp Automocion SA(d)	35,334	89,787
Grifols SA	55,527	1,889,029
Grupo Catalana Occidente SA	16,722	323,820
Iberdrola SA	1,012,638	10,137,560
Indra Sistemas SA(a)	23,333	201,003
Industria de Diseno Textil SA	192,726	4,907,907
Inmobiliaria Colonial Socimi SA	52,144	502,597
Mapfre SA	239,683	438,679
Masmovil Ibercom SA(a)	8,368	158,013
Mediaset Espana Comunicacion SA	22,567	80,926
Melia Hotels International SA	24,329	111,653
Merlin Properties Socimi SA	59,130	547,913
Naturgy Energy Group SA	49,250	869,030
Neinor Homes SA(a)(d)	9,956	87,238
Prosegur Cia. de Seguridad SA	45,234	99,486
Red Electrica Corp. SA	57,325	1,008,062
Repsol SA	240,502	2,190,089
Sacyr SA	63,227	118,006
Siemens Gamesa Renewable Energy SA	50,928	756,954
Tecnicas Reunidas SA(a)	5,462	83,636
Telefonica SA	791,550	3,623,996
Viscofan SA	11,783	754,351
Zardoya Otis SA	22,943	159,572

		55,527,359

Sweden — 2.8%
AAK AB	30,859	506,934
AF POYRY AB(a)	12,273	224,295
Alfa Laval AB(a)	63,675	1,196,286
Arjo AB, Class B	38,040	189,281
Assa Abloy AB, Class B	174,862	3,151,820
Atlas Copco AB, Class A	116,858	4,059,497
Atlas Copco AB, Class B	65,305	2,041,283
Axfood AB	15,010	318,420
BillerudKorsnas AB	20,820	263,362
Boliden AB	49,652	1,018,234
Bonava AB, Class B	10,758	52,495
Bravida Holding AB(a)(d)	27,180	222,066
Castellum AB	41,043	720,454
Dios Fastigheter AB	13,578	83,827
Dometic Group AB(a)(d)	42,967	289,198
Electrolux AB, Series B	43,409	599,323
Electrolux Professional AB, Class B(a)	39,119	89,955
Elekta AB, Class B	73,477	679,914
Embracer Group AB(a)	44,942	479,918
Epiroc AB, Class A	131,295	1,318,972
Epiroc AB, Class B	63,203	626,517
Essity AB, Class B(a)	107,168	3,483,684
Evolution Gaming Group AB(d)	11,674	531,756

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Fabege AB	49,433	$591,898
Fastighets AB Balder, Class B(a)	13,204	521,822
Getinge AB, Class B	41,104	791,595
Granges AB	13,344	98,913
Hennes & Mauritz AB, Class B	140,885	1,964,589
Hexagon AB, Class B	47,421	2,364,933
Hexpol AB(a)	77,545	565,677
Holmen AB, Class B	6,581	192,298
Hufvudstaden AB, Class A	11,780	151,242
Husqvarna AB, Class B	84,394	511,175
ICA Gruppen AB	17,310	755,336
Industrivarden AB, Class C(a)	31,075	643,313
Indutrade AB	7,225	232,864
Intrum AB	8,860	136,158
Investor AB, Class B	80,851	4,066,059
JM AB	8,015	148,816
Kinnevik AB, Class B	53,750	1,111,629
Klovern AB, Class B	86,780	117,724
Kungsleden AB	24,490	187,551
L E Lundbergforetagen AB, Class B	4,342	183,243
Lifco AB, Class B	5,938	283,428
Loomis AB, Class B	6,961	170,191
Lundin Energy AB	36,036	936,024
Millicom International Cellular SA, SDR	19,174	504,517
Modern Times Group MTG AB, Class B(a)	12,801	129,619
NCC AB, Class B	14,003	215,768
Nibe Industrier AB, Class B	78,273	1,465,335
Nolato AB, Class B	2,393	125,687
Nordic Entertainment Group AB, Class B	9,203	219,541
Nyfosa AB(a)	41,842	258,321
Pandox AB(a)	5,229	55,250
Peab AB, Class B	21,180	162,311
Resurs Holding AB(d)	28,632	106,118
Saab AB, Class B(a)	22,087	512,194
Samhallsbyggnadsbolaget i Norden AB	211,054	409,480
Sandvik AB(a)	200,556	3,106,737
Securitas AB, Class B	61,021	721,279
Skandinaviska Enskilda Banken AB, Class A	262,341	2,157,883
Skanska AB, Class B(a)	61,013	1,169,074
SKF AB, Class B	84,406	1,344,229
SSAB AB, Class B(a)	72,727	171,110
Svenska Cellulosa AB SCA, Class B(a)	120,092	1,294,095
Svenska Handelsbanken AB, Class A(a)	259,695	2,400,940
Sweco AB, Class B	8,717	299,872
Swedbank AB, Class A	154,921	1,829,766
Swedish Match AB	30,909	1,916,464
Swedish Orphan Biovitrum AB(a)	37,337	726,312
Tele2 AB, Class B	92,749	1,202,189
Telefonaktiebolaget LM Ericsson, Class B	527,485	4,595,890
Telia Co. AB	402,988	1,392,502
Thule Group AB(d)	27,705	520,504
Vitrolife AB	8,238	150,553
Volvo AB, Class B	245,303	3,168,254
Wallenstam AB, Class B	17,604	182,579
Wihlborgs Fastigheter AB	33,833	484,259

		71,872,601

Switzerland — 8.8%
ABB Ltd., Registered	322,700	6,127,004
Adecco Group AG, Registered	33,135	1,452,564
Alcon Inc.(a)	71,506	3,774,041

Security	Shares	Value

Switzerland (continued)
Allreal Holding AG, Registered	1,730	$321,569
ALSO Holding AG, Registered	945	194,649
Baloise Holding AG, Registered	9,989	1,495,530
Barry Callebaut AG, Registered	443	868,420
BKW AG	2,354	190,730
Bossard Holding AG, Class A, Registered	946	117,815
Bucher Industries AG, Registered	793	223,320
Burckhardt Compression Holding AG	552	112,099
Cembra Money Bank AG	2,339	222,352
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	113	881,029
Chocoladefabriken Lindt & Spruengli AG, Registered	12	1,004,611
Cie. Financiere Richemont SA, Registered	86,436	4,909,518
Clariant AG, Registered	46,385	858,590
Coca-Cola HBC AG	31,420	798,577
Conzzeta AG, Registered	178	152,706
Credit Suisse Group AG, Registered	440,052	3,978,546
Daetwyler Holding AG, Bearer	1,033	176,814
DKSH Holding AG	4,878	275,450
dormakaba Holding AG	452	226,012
Dufry AG, Registered	5,719	186,239
Emmi AG, Registered	222	204,024
EMS-Chemie Holding AG, Registered	1,239	802,978
Flughafen Zurich AG, Registered(a)	3,363	414,996
Forbo Holding AG, Registered	108	144,798
Galenica AG(d)	4,553	325,737
Geberit AG, Registered	6,758	3,032,575
Georg Fischer AG, Registered	740	551,655
Givaudan SA, Registered	1,565	5,242,341
Gurit Holding AG, Bearer	125	177,693
Helvetia Holding AG, Registered	5,526	505,851
Huber + Suhner AG, Registered	2,197	140,905
Idorsia Ltd.(a)	19,587	566,616
Inficon Holding AG, Registered	220	148,391
Interroll Holding AG, Registered	75	142,517
Intershop Holding AG	899	462,471
Julius Baer Group Ltd.	42,820	1,678,815
Kardex AG, Registered	1,384	199,322
Kuehne + Nagel International AG, Registered	10,632	1,520,746
LafargeHolcim Ltd., Registered	83,294	3,455,516
Landis+Gyr Group AG	3,943	266,366
Logitech International SA, Registered	35,724	1,721,518
Lonza Group AG, Registered	12,903	5,633,657
Mobilezone Holding AG, Registered	24,578	216,456
Mobimo Holding AG, Registered	810	222,401
Nestle SA, Registered	481,721	50,859,835
Novartis AG, Registered	351,656	29,971,738
OC Oerlikon Corp. AG, Registered	63,199	473,428
Pargesa Holding SA, Bearer	7,701	547,763
Partners Group Holding AG	3,417	2,689,982
PSP Swiss Property AG, Registered	5,518	641,475
Roche Holding AG, NVS	114,502	39,796,608
Schindler Holding AG, Participation Certificates, NVS	7,183	1,596,388
Schindler Holding AG, Registered	3,855	826,799
Schweiter Technologies AG, Bearer	142	140,507
SFS Group AG	2,405	190,750
SGS SA, Registered	744	1,684,339
Siegfried Holding AG, Registered	552	252,222
SIG Combibloc Group AG	16,293	262,167
Sika AG, Registered	22,954	3,798,118

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG, Registered	9,087	$1,641,055
St. Galler Kantonalbank AG, Class A, Registered	433	186,632
Straumann Holding AG, Registered	1,939	1,471,402
Sulzer AG, Registered	3,178	224,895
Sunrise Communications Group AG(d)	6,949	556,554
Swatch Group AG (The), Bearer	5,240	1,048,651
Swiss Life Holding AG, Registered	5,392	1,910,091
Swiss Prime Site AG, Registered	13,196	1,253,767
Swiss Re AG	47,959	3,461,456
Swisscom AG, Registered	3,938	2,047,442
Tecan Group AG, Registered	2,070	667,873
Temenos AG, Registered	13,296	1,730,278
UBS Group AG, Registered	658,059	7,050,023
Valiant Holding AG, Registered	5,632	544,439
Valora Holding AG, Registered(a)	816	145,758
VAT Group AG(d)	6,001	989,856
Vifor Pharma AG	8,258	1,241,074
Vontobel Holding AG, Registered	3,516	182,512
Zur Rose Group AG(a)(b)	1,485	243,718
Zurich Insurance Group AG	24,679	7,857,697

		224,513,822

United Kingdom — 13.5%
3i Group PLC	174,926	1,729,841
Abcam PLC	41,305	661,671
Admiral Group PLC	30,341	891,706
Aggreko PLC	58,473	338,535
Anglo American PLC	173,756	3,101,655
Antofagasta PLC	70,232	720,214
Ascential PLC(d)	70,882	226,200
Ashmore Group PLC	71,276	341,096
Ashtead Group PLC	79,497	2,180,951
ASOS PLC(a)	10,747	324,524
Associated British Foods PLC	58,492	1,396,266
Assura PLC	383,562	369,144
AstraZeneca PLC	212,551	22,311,392
Auto Trader Group PLC(d)	147,224	851,811
Avast PLC(d)	102,550	592,689
AVEVA Group PLC	12,923	581,925
Aviva PLC	663,387	2,023,294
B&M European Value Retail SA	155,222	651,587
Babcock International Group PLC	74,163	394,294
BAE Systems PLC	516,986	3,315,279
Balfour Beatty PLC	164,929	540,054
Barclays PLC	2,783,328	3,717,887
Barratt Developments PLC	172,103	1,126,657
Beazley PLC	96,156	480,294
Bellway PLC	22,153	744,114
Berkeley Group Holdings PLC	21,455	1,132,015
Blue Prism Group PLC(a)(b)	10,400	170,272
Bodycote PLC	38,488	283,271
boohoo Group PLC(a)	152,395	620,882
BP PLC	3,278,551	12,947,944
British American Tobacco PLC	370,701	14,403,923
British Land Co. PLC (The)	147,546	752,990
Britvic PLC	49,249	455,031
BT Group PLC	1,340,392	1,962,062
Bunzl PLC	53,521	1,166,214
Burberry Group PLC	68,536	1,201,626
Burford Capital Ltd.	40,347	254,560
Cairn Energy PLC(a)	144,318	203,880

Security	Shares	Value

United Kingdom (continued)
Capita PLC(a)	290,676	$142,918
Capital & Counties Properties PLC	168,938	354,369
Carnival PLC	25,337	350,109
Centamin PLC	206,860	406,648
Centrica PLC	934,536	470,332
Cineworld Group PLC	235,723	194,632
Clinigen Group PLC	29,359	267,371
Close Brothers Group PLC	26,799	368,790
Coats Group PLC	306,285	177,713
Coca-Cola European Partners PLC	36,395	1,442,698
Compass Group PLC	255,752	4,309,842
Computacenter PLC	24,612	452,006
ConvaTec Group PLC(d)	256,121	686,176
Countryside Properties PLC(d)	104,451	533,848
Cranswick PLC	14,701	689,433
Crest Nicholson Holdings PLC	78,809	255,274
Croda International PLC	20,720	1,275,920
Daily Mail & General Trust PLC, Class A, NVS	42,446	378,523
Dart Group PLC	14,333	116,338
DCC PLC	16,476	1,175,846
Dechra Pharmaceuticals PLC	19,010	664,198
Derwent London PLC	16,021	627,664
Diageo PLC	378,951	13,144,727
Dialog Semiconductor PLC(a)	15,831	498,516
Diploma PLC	19,640	427,333
Direct Line Insurance Group PLC	188,722	648,672
Dixons Carphone PLC	274,622	268,975
Domino’s Pizza Group PLC	85,752	372,298
Drax Group PLC	127,502	335,802
DS Smith PLC	265,746	1,045,485
Dunelm Group PLC	20,473	237,707
easyJet PLC	27,506	209,278
Electrocomponents PLC	88,748	647,027
Elementis PLC	137,503	121,408
Essentra PLC	68,892	242,443
Euromoney Institutional Investor PLC	33,905	352,820
Evraz PLC	75,522	252,629
Experian PLC	144,925	4,343,357
Ferguson PLC	37,070	2,682,054
Fevertree Drinks PLC	20,355	446,741
Fiat Chrysler Automobiles NV	161,926	1,421,698
Firstgroup PLC(a)	219,413	185,012
Future PLC	17,217	224,116
G4S PLC	307,978	424,207
Games Workshop Group PLC	5,798	440,261
GB Group PLC	38,892	331,131
Genus PLC	13,346	574,376
GlaxoSmithKline PLC	810,659	16,984,144
Glencore PLC	1,728,815	3,207,724
Go-Ahead Group PLC (The)	9,291	156,803
Grainger PLC	126,858	427,553
Great Portland Estates PLC	45,569	389,014
Greencore Group PLC	205,936	473,278
Greggs PLC	16,023	370,259
GVC Holdings PLC	100,435	955,195
Halma PLC	68,046	1,793,844
Hammerson PLC	116,826	104,006
Hargreaves Lansdown PLC	47,144	856,595
Hays PLC	313,417	428,932
Hikma Pharmaceuticals PLC	25,065	749,293

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Hiscox Ltd.	46,024	$407,876
HomeServe PLC	52,067	732,273
Howden Joinery Group PLC	118,682	786,222
HSBC Holdings PLC	3,280,589	16,965,689
Ibstock PLC(d)	92,608	235,491
IG Group Holdings PLC	71,310	678,649
IMI PLC	50,598	528,126
Imperial Brands PLC	155,656	3,296,495
Inchcape PLC	83,670	529,269
Informa PLC	212,986	1,179,911
IntegraFin Holdings PLC	47,829	298,931
InterContinental Hotels Group PLC	30,616	1,393,320
Intermediate Capital Group PLC	53,499	761,186
Intertek Group PLC	26,419	1,582,872
Investec PLC	132,889	274,812
ITV PLC	626,025	604,072
IWG PLC	126,132	378,650
J D Wetherspoon PLC	11,823	140,927
J Sainsbury PLC	317,934	794,433
JD Sports Fashion PLC	70,247	469,081
John Wood Group PLC	118,567	302,998
Johnson Matthey PLC	33,557	843,368
Jupiter Fund Management PLC	112,140	309,205
Kainos Group PLC	38,453	339,519
KAZ Minerals PLC	53,168	278,045
Keywords Studios PLC	21,185	425,677
Kingfisher PLC	413,695	820,814
Lancashire Holdings Ltd.	37,052	286,022
Land Securities Group PLC	106,254	887,236
Legal & General Group PLC	956,739	2,469,079
Lloyds Banking Group PLC	11,358,017	4,618,845
London Stock Exchange Group PLC	52,023	4,892,571
LondonMetric Property PLC	127,042	311,195
M&G PLC	422,965	705,563
Man Group PLC	291,968	491,278
Marks & Spencer Group PLC	318,694	370,228
Marshalls PLC	41,771	335,885
Mediclinic International PLC	88,427	289,328
Meggitt PLC	135,793	478,392
Melrose Industries PLC	834,579	1,050,381
Micro Focus International PLC	49,981	303,681
Mondi PLC	80,842	1,437,778
Moneysupermarket.com Group PLC	94,493	378,544
National Express Group PLC	64,920	223,715
National Grid PLC	565,410	6,659,677
Next PLC	22,810	1,359,737
Ninety One PLC(a)	62,212	133,166
NMC Health PLC(a)(c)	12,146	0	(f)
Ocado Group PLC(a)	77,348	1,565,397
Pagegroup PLC	85,108	403,640
Paragon Banking Group PLC	48,927	205,878
Pearson PLC	127,570	739,866
Pennon Group PLC	74,070	1,023,974
Persimmon PLC	53,882	1,498,608
Petrofac Ltd.	55,962	138,987
Pets at Home Group PLC	94,471	305,767
Phoenix Group Holdings PLC	87,363	662,274
Playtech PLC	60,194	177,211
Plus500 Ltd.	23,234	366,474
Primary Health Properties PLC	180,598	350,808

Security	Shares	Value

United Kingdom (continued)
Provident Financial PLC	78,825	$192,389
Prudential PLC	422,965	6,020,628
QinetiQ Group PLC	91,864	352,253
Quilter PLC(d)	363,168	564,586
Rathbone Brothers PLC	9,359	178,491
Reckitt Benckiser Group PLC	114,804	9,600,777
Redrow PLC	45,977	267,464
RELX PLC	314,351	7,123,245
Renishaw PLC	10,727	476,815
Rentokil Initial PLC	328,397	1,964,663
Rightmove PLC	154,508	969,766
Rio Tinto PLC	183,050	8,507,150
Rolls-Royce Holdings PLC	284,156	1,182,787
Rotork PLC	170,691	535,239
Royal Bank of Scotland Group PLC	705,471	983,725
Royal Dutch Shell PLC, Class A	680,538	11,373,760
Royal Dutch Shell PLC, Class B	601,679	9,762,852
Royal Mail PLC	179,138	376,216
RSA Insurance Group PLC	161,327	735,006
RWS Holdings PLC	36,402	247,026
Safestore Holdings PLC	30,341	275,166
Sage Group PLC (The)	184,544	1,489,758
Savills PLC	30,995	377,272
Schroders PLC	21,539	721,045
Segro PLC	183,713	1,922,403
Senior PLC	101,531	83,243
Serco Group PLC(a)	223,360	362,875
Severn Trent PLC	38,641	1,164,882
Shaftesbury PLC	63,377	479,644
Signature Aviation PLC	169,108	417,544
Smith & Nephew PLC	146,794	2,884,773
Smiths Group PLC	64,479	1,008,906
Softcat PLC	30,787	438,815
Spectris PLC	21,115	710,313
Spirax-Sarco Engineering PLC	12,564	1,383,179
Spirent Communications PLC	97,261	295,659
SSE PLC	160,281	2,527,132
SSP Group PLC	73,474	259,865
St. James’s Place PLC	89,813	964,514
Standard Chartered PLC	438,797	2,255,418
Standard Life Aberdeen PLC	414,390	1,155,670
Synthomer PLC	73,053	261,324
Tate & Lyle PLC	80,963	727,318
Taylor Wimpey PLC	568,991	1,055,374
Tesco PLC	1,622,047	4,810,075
TP ICAP PLC	101,234	433,385
Trainline PLC(a)(d)	74,273	355,438
Travis Perkins PLC	43,607	571,764
Tritax Big Box REIT PLC	182,344	277,380
Tullow Oil PLC	275,681	90,167
Ultra Electronics Holdings PLC	12,510	311,014
Unilever PLC	179,563	9,290,698
UNITE Group PLC (The)	48,062	530,755
United Utilities Group PLC	123,978	1,410,858
Vesuvius PLC	54,063	273,315
Victrex PLC	14,412	362,845
Virgin Money UK PLC(a)	199,091	191,155
Vistry Group PLC	29,208	297,680
Vodafone Group PLC	4,330,198	6,124,972
Weir Group PLC (The)	57,029	686,678

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
WH Smith PLC	20,821	$329,070
Whitbread PLC	21,386	803,862
William Hill PLC	118,066	169,921
Wm Morrison Supermarkets PLC	416,009	960,262
Workspace Group PLC	25,073	246,998
WPP PLC	215,034	1,684,901

		342,612,330

Total Common Stocks — 98.7% (Cost: $2,682,449,410)		2,513,222,042

Preferred Stocks

Germany — 0.5%
Fuchs Petrolub SE, Preference Shares, NVS	12,749	495,163
Henkel AG & Co. KGaA, Preference Shares, NVS	29,157	2,588,066
Jungheinrich AG, Preference Shares, NVS	9,578	173,517
Porsche Automobil Holding SE, Preference Shares, NVS	28,530	1,438,387
Sartorius AG, Preference Shares, NVS	6,313	1,775,676
Volkswagen AG, Preference Shares, NVS	30,597	4,297,023

		10,767,832

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	973,145	387,343

Total Preferred Stocks — 0.5% (Cost: $11,619,698)		11,155,175

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(g)(h)(i)	20,988,996	21,012,084

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(g)(h)	200,000	$200,000

		21,212,084

Total Short-Term Investments — 0.8% (Cost: $21,191,869)		21,212,084

Total Investments in Securities — 100.0% (Cost: $2,715,260,977)		2,545,589,301

Other Assets, Less Liabilities — 0.0%		598,420

Net Assets — 100.0%		$2,546,187,721

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,891,919	9,097,077	20,988,996	$21,012,084	$396,227	(b)	$(10,464)	$16,605
BlackRock Cash Funds: Treasury, SL Agency Shares	154,000	46,000	200,000	200,000	9,478		—	—

				$21,212,084	$405,705		$(10,464)	$16,605

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	33	06/18/20	$2,992	$271,620
Euro STOXX 50 Index	221	06/19/20	6,989	537,841
FTSE 100 Index	61	06/19/20	4,528	302,747
TOPIX Index	38	06/11/20	5,167	247,749

				$1,359,957

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI International Developed Markets ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,433,906,165	$76,388,326	$2,927,551	$2,513,222,042
Preferred Stocks	11,155,175	—	—	11,155,175
Money Market Funds	21,212,084	—	—	21,212,084

	$2,466,273,424	$76,388,326	$2,927,551	$2,545,589,301

Derivative financial instruments(a)
Assets
Futures Contracts	$1,359,957	$—	$—	$1,359,957

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt